[LOGO] FIRST AMERICAN FUNDS(TM)



                       FIRST AMERICAN STRATEGY FUNDS, INC.
                                800 Nicollet Mall
                              Minneapolis, MN 55402


                                  April 5, 2002


Dear Shareholders:

     As a shareholder of Strategy Global Growth Allocation Fund (the "Voting Fund"), a series of First American Strategy Funds, Inc. ("FASF"), you are invited to vote on a proposal to reorganize the Voting Fund with and into Strategy Aggressive Allocation Fund (the "Acquiring Fund"), a separate series of FASF, at a Special Meeting of Shareholders to be held on May 14, 2002 (the "Special Meeting"). Before the Special Meeting, I would like your vote on the important proposal that pertains to the Voting Fund as described in the accompanying Prospectus/Proxy Statement.

     The Prospectus/Proxy Statement describes the proposed reorganization of the Voting Fund. All of the assets of the Voting Fund would be acquired by the Acquiring Fund in exchange solely for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the identified liabilities of the Voting Fund. Each shareholder will receive shares of the Acquiring Fund that are of the same class, and the same total value, as their Voting Fund shares. The proposed reorganization is intended to be a tax-free reorganization. As a result, it is anticipated that shareholders will not recognize any gain or loss in connection with the proposed reorganization.

     The Voting Fund's investment policies are similar to those of the Acquiring Fund. Details about the Acquiring Fund's investment objective, investment strategies and risks are contained in the attached Prospectus/Proxy Statement.

     The Board of Directors of FASF has approved the proposed reorganization and recommends that you vote FOR the proposal.

     You can vote quickly and easily by toll-free telephone call, by internet or by mail. Just follow the instructions that appear in the voting instructions that accompany this booklet. WHETHER OR NOT YOU EXPECT TO BE PRESENT AT THE SPECIAL MEETING, PLEASE HELP THE FUNDS AVOID THE COST OF A FOLLOW-UP MAILING BY VOTING AS SOON AS POSSIBLE. If you have any questions about the proxy card, please call 1-800-677-FUND.

     NOTE: You may receive more than one proxy package if you hold shares in more than one account. You must return separate proxy cards for separate holdings.

     Thank you for taking this matter seriously and participating in this important process.


                                        Sincerely,

                                        /s/ Thomas S. Schreier

                                        Thomas S. Schreier, PRESIDENT
                                        First American Strategy Funds, Inc.

[LOGO] FIRST AMERICAN FUNDS(TM)



SHAREHOLDER
    Q&A



WITHIN THIS PACKAGE YOU WILL FIND THE FOLLOWING:

o  Proxy statement/Prospectus describing proposed reorganization

o  Current Prospectus of the respective funds

o  Voting instructions

o  Voting ballot

o  Business reply envelope

The board of directors unanimously approved the proposed merger of the funds listed below, subject to the approval of the shareholders of the First American Strategy Global Growth Allocation Fund. The following questions and answers provide a brief overview of the proposal. The board of directors also encourages you to read the full text of the enclosed proxy statement carefully.


--------------------------------------------------------------------------------

Q: WHAT ARE FUND SHAREHOLDERS BEING ASKED TO VOTE UPON?

A: Shareholders of First American Strategy Global Growth Allocation Fund are being asked to consider and approve a proposal to merge their fund into the existing First American Strategy Aggressive Allocation Fund.


Q: WHY IS THE PROPOSED MERGER BEING RECOMMENDED?

A: The board of directors has determined that the proposed reorganization is in the best interests of shareholders. Among the benefits for fund shareholders considered by the board of directors, include the potential opportunity for better investment performance due to the investment advisor's ability to focus its resources on fewer products, the potential for reduced operating expenses over time, and that post-reorganization total operating expenses of First American Strategy Aggressive Allocation Fund (after waivers) will be the same as the current total operating expenses of First American Strategy Global Growth Allocation Fund (after waivers).


Q: ARE THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES SIMILAR?

A: Yes. Both funds seek capital growth by providing high allocations to various equity categories, including large, mid and small company, and international company equity securities, with relatively little emphasis on fixed income securities.


Q: WHICH CLASS OF SHARES WILL I RECEIVE IN THE REORGANIZATION?

A: The share class structure for the funds is identical. That is, you will receive the same class of shares following the merger transaction that you currently hold.




--------------------------------------------------------------------------------
             NOT FDIC INSURED   NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

For more information, or to request a prospectus, call First American Funds Investor Services at 800.677.FUND, or visit us on the Web at firstamericanfunds.com.

SHAREHOLDER Q&A  CONTINUED



Q: WHAT ARE THE TAX IMPLICATIONS TO SHAREHOLDERS IN CONNECTION WITH THE PROPOSED MERGER AND WHO WILL PAY THE EXPENSES FOR THESE MERGERS?

A: The proposed merger is anticipated to qualify as a tax-free reorganization. The expenses of the merger, including legal expenses, printing, packaging, and postage, plus the cost of any supplementary solicitations, will be borne by U.S. Bancorp Asset Management, Inc., investment advisor for the funds.


Q: WHAT IS THE ANTICIPATED TIMING OF THE REORGANIZATION?

A: The meeting of shareholders to consider the proposal is scheduled to occur on May 14, 2002. If all necessary approvals are obtained, the proposed reorganization will likely take place shortly thereafter.


Q: WHO WILL RECEIVE THE PROXY MATERIAL?

A: The proxy material has been mailed to all persons and entities that held shares of record in the First American Strategy Global Growth Allocation Fund on March 18, 2002. Please note that in some cases, record ownership of and/or voting authority over fund shares may reside with a fiduciary or other agent. In these cases, the fiduciary or other agent may receive the proxy material.


Q: WHEN IS MY PROXY DUE?

A: We would like to receive your vote as soon as possible. You may cast your vote:

BY PHONE:
Please see the voting instructions on your proxy ballot. Call the 800 number listed and follow the recorded instructions.

BY INTERNET:
Visit www.proxyvote.com. Once there, enter the 12 digit control number located on your proxy ballot and follow the instructions.

BY MAIL:
Please note that you may receive more than one proxy ballot if you hold shares in more than one account. All ballots must be marked with your vote and returned in the business reply envelope included in this package. If you have misplaced your envelope, please mail your proxy to:

PROXY SERVICES

P.O. BOX 9139

FARMINGDALE, NY 11735






--------------------------------------------------------------------------------
             NOT FDIC INSURED   NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

Please read the full text of the enclosed proxy statement/prospectus for further information. If you have questions, please call your investment professional or First American Funds Investor Services at 800.677.FUND.

U.S. Bancorp Asset Management, Inc., serves as investment advisor to the First American Funds. First American Funds are distributed by Quasar Distributors, LLC, an affiliate of the investment advisor.



3/2002  FASF2056-02                              [LOGO] FIRST AMERICAN FUNDS(TM)

                 (This page has been left blank intentionally.)

                       FIRST AMERICAN STRATEGY FUNDS, INC.
                                800 Nicollet Mall
                              Minneapolis, MN 55402

                     STRATEGY GLOBAL GROWTH ALLOCATION FUND

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           To Be Held on May 14, 2002




Dear Shareholders:

     NOTICE IS HEREBY GIVEN THAT a Special Meeting of the Shareholders of Strategy Global Growth Allocation Fund, a series of First American Strategy Funds, Inc. ("FASF"), a Minnesota corporation, will be held at 800 Nicollet Mall, 5th Floor, Minneapolis, Minnesota 55402, on May 14, 2002, at 10:00 a.m., Central Time, and any adjournments thereof (the "Special Meeting") for the following purposes:

     1. To consider and act upon an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of Strategy Global Growth Allocation Fund, a series of FASF, by Strategy Aggressive Allocation Fund, a separate series of FASF, in exchange for shares of Strategy Aggressive Allocation Fund and the assumption by Strategy Aggressive Allocation Fund of the identified liabilities of Strategy Global Growth Allocation Fund. The Agreement and Plan of Reorganization also provides for distribution of these shares of Strategy Aggressive Allocation Fund to shareholders of Strategy Global Growth Allocation Fund in liquidation and subsequent termination of Strategy Global Growth Allocation Fund. A vote in favor of the Agreement and Plan of Reorganization will be considered a vote in favor of an amendment to the Articles of Incorporation of FASF required to effect the reorganization contemplated by the Agreement and Plan of Reorganization.

     2. To consider and act upon such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

     The Board of Directors of FASF has fixed the close of business on March 18, 2002, as the record date for determination of shareholders entitled to notice of and to vote at the Special Meeting.

                                        By order of the Board of Directors



                                        James L. Chosy
                                        SECRETARY

April 5, 2002

IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY CARD IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. INSTRUCTIONS FOR THE PROPER EXECUTION OF THE PROXY CARD ARE SET FORTH IMMEDIATELY FOLLOWING THIS NOTICE. ALTERNATIVELY, SHAREHOLDERS MAY VOTE BY CALLING A SPECIALLY DESIGNATED TELEPHONE NUMBER ON THE PROXY CARD OR VIA THE INTERNET WEBSITE ON THE PROXY CARD.

                       INSTRUCTIONS FOR SIGNING PROXY CARD

     The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

     1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the proxy card.

     2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

     3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:


REGISTRATION                                    VALID SIGNATURE
------------                                    ---------------

CORPORATE ACCOUNTS
------------------

(1)  ABC Corp. ..............................   ABC Corp.
(2)  ABC Corp. ..............................   John Doe, Treasurer
(3)  ABC Corp.
     c/o John Doe, Treasurer ................   John Doe
(4)  ABC Corp. Profit Sharing Plan ..........   John Doe, Trustee

TRUST ACCOUNTS
--------------

(1)  ABC Trust ..............................   Jane B. Doe, Trustee
(2)  Jane B. Doe, Trustee
     u/t/d 12/28/78 .........................   Jane B. Doe

CUSTODIAL OR ESTATE ACCOUNTS
----------------------------

(1)  John B. Smith, Cust.
     f/b/o John B. Smith, Jr. UGMA ..........   John B. Smith
(2)  Estate of John B. Smith ................   John B. Smith, Jr., Executor

                       FIRST AMERICAN STRATEGY FUNDS, INC.
                                800 Nicollet Mall
                              Minneapolis, MN 55402
                                 (800) 677-3863

                 PROSPECTUS/PROXY STATEMENT DATED APRIL 5, 2002

                          ACQUISITION OF THE ASSETS OF
                     STRATEGY GLOBAL GROWTH ALLOCATION FUND
                         A SEPARATELY MANAGED SERIES OF
                       FIRST AMERICAN STRATEGY FUNDS, INC.

                        BY AND IN EXCHANGE FOR SHARES OF
                       STRATEGY AGGRESSIVE ALLOCATION FUND
                         A SEPARATELY MANAGED SERIES OF
                       FIRST AMERICAN STRATEGY FUNDS, INC.


     This Prospectus/Proxy Statement is being furnished to shareholders of Strategy Global Growth Allocation Fund (the "Voting Fund") for consideration at a Special Meeting of Shareholders to be held on May 14, 2002, at 10:00 a.m., Central Time, at 800 Nicollet Mall, 5th Floor, Minneapolis, Minnesota 55402, and any adjournments thereof (the "Meeting").

     As more fully described in this Prospectus/Proxy Statement, the purpose of the Meeting is to vote on the proposed Agreement and Plan of Reorganization (the "Plan") in which Strategy Aggressive Allocation Fund (the "Acquiring Fund"), a series of First American Strategy Funds, Inc. ("FASF"), would acquire all the assets of the Voting Fund in exchange solely for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the identified liabilities of the Voting Fund (the "Reorganization"). The Voting Fund and the Acquiring Fund are sometimes collectively referred to herein as the "Funds."

     If the Reorganization is approved, shares of the Acquiring Fund will be distributed to the shareholders of the Voting Fund in liquidation of the Voting Fund, and the Voting Fund will be terminated as a series of FASF. Each shareholder of the Voting Fund would be entitled to receive that number of full and fractional shares of the Acquiring Fund of the same class that he or she held in the Voting Fund, with an aggregate net asset value equal to the aggregate net asset value of the shareholder's Voting Fund shares held as of the close of business on the business day immediately prior to the closing of the Reorganization. A vote in favor of the Plan will be considered a vote in favor of an amendment to the Articles of Incorporation of FASF required to effect the Reorganization. This transaction is being structured as a tax-free reorganization. See "Information About the Reorganization -- Federal Income Tax Consequences." Shareholders should consult their tax advisors to determine the actual impact of a Reorganization in light of their individual tax circumstances.

                                     GENERAL

     The Board of Directors of First American Strategy Funds, Inc. ("FASF") has approved the proposed Reorganization. You are being asked to approve the Plan pursuant to which the Reorganization would be accomplished. Because shareholders of the Voting Fund are being asked to approve a transaction that will result in their holding shares of the Acquiring Fund, this Proxy Statement also serves as a Prospectus for the Acquiring Fund.

     A vote in favor of the Plan will be considered a vote in favor of an amendment to the Articles of Incorporation of FASF required to effect the Reorganization. This amendment is necessary under Minnesota law in order to bind the shareholders of the Voting Fund. The amendment is attached to the form of Plan attached as Exhibit A to this Prospectus/Proxy Statement.

     The Voting Fund and the Acquiring Fund are separate diversified series of FASF, a Minnesota corporation which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objective of the Voting Fund is similar to that of the Acquiring Fund:

------------------------------------------- ------------------------------------
FUND                                        INVESTMENT OBJECTIVE
------------------------------------------- ------------------------------------
Strategy Global Growth Allocation Fund      Capital growth.
  (Voting Fund)
------------------------------------------- ------------------------------------
Strategy Aggressive Allocation Fund         A high level of capital growth.
  (Acquiring Fund)
------------------------------------------- ------------------------------------

     The Voting Fund and the Acquiring Fund are each a "fund of funds" and seek to achieve their investment objective by investing their assets in affiliated investment companies. While the investment strategies of the Voting Fund and the Acquiring Fund are compatible, there are certain differences which are described under "Comparative Information on Investment Objectives, Strategies and Risks" in this Prospectus/Proxy Statement.

     This Prospectus/Proxy Statement explains concisely the information about the Acquiring Fund that you should know before voting on the Reorganization. Please read it carefully and keep it for future reference. Additional information concerning the Funds and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission ("SEC"):

     o Prospectuses of First American Strategy Funds, Inc., related to the designated share classes of the Voting Fund and the Acquiring Fund, dated January 28, 2002, as supplemented on March 4, 2002. THIS DOCUMENT ACCOMPANIES THIS PROSPECTUS/PROXY STATEMENT.

     o Annual report of First American Strategy Funds, Inc., related to the Voting Fund and the Acquiring Fund, for the year ended September 30, 2001. THIS DOCUMENT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE IF YOU WRITE OR CALL FIRST AMERICAN STRATEGY FUNDS, INC. AT THE ADDRESS OR TELEPHONE NUMBER LISTED ON THE COVER PAGE OF THIS PROSPECTUS/PROXY STATEMENT.

     o Statement of Additional Information of First American Strategy Funds, Inc., related to the Voting Fund and the Acquiring Fund, dated January 28, 2002. THIS DOCUMENT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE IF YOU WRITE OR CALL FIRST AMERICAN STRATEGY FUNDS, INC. AT THE ADDRESS OR TELEPHONE NUMBER LISTED ON THE COVER PAGE OF THIS PROSPECTUS/PROXY STATEMENT.

     o Statement of Additional Information dated April 5, 2002, which relates to this Prospectus/Proxy Statement and the Reorganization. THIS DOCUMENT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE IF YOU WRITE OR CALL FIRST AMERICAN STRATEGY FUNDS, INC. AT THE ADDRESS OR TELEPHONE NUMBER LISTED ON THE COVER PAGE OF THIS PROSPECTUS/PROXY STATEMENT.

     You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following E-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

     Information relating to the Voting Fund and the Acquiring Fund contained in the prospectuses of FASF dated January 28, 2002, as supplemented (SEC File No. 811-05309), is incorporated by reference into this document. (This means that such information is legally considered to be part of this Prospectus/Proxy Statement.) As indicated above, you will receive a copy of this document with this Prospectus/Proxy Statement. The Statement of Additional Information dated April 5, 2002, relating to this Prospectus/Proxy Statement and the Reorganization is also incorporated by reference into this document.

--------------------------------------------------------------------------------
 NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

     AN INVESTMENT IN THE ACQUIRING FUND:

     o    IS NOT A DEPOSIT OF, OR GUARANTEED BY, ANY BANK

     o IS NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY

     o IS NOT ENDORSED BY U.S. BANK NATIONAL ASSOCIATION, U.S. BANCORP ASSET MANAGEMENT, INC. OR ANY OF THEIR AFFILIATES OR ANY OTHER BANK OR GOVERNMENT AGENCY

     o INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE PURCHASE PRICE OF YOUR ORIGINAL INVESTMENT

                                TABLE OF CONTENTS



                                                                                             PAGE
                                                                                             ----
SUMMARY ..................................................................................      5
   Why is the Reorganization being proposed? .............................................      5
   What are the key features of the Reorganization? ......................................      5
   After the Reorganization, what shares will I own? .....................................      5
   Will I have to pay Federal income taxes as a result of the Reorganization? ............      5
   How do FASF's Directors recommend that I vote? ........................................      6
   How do the Funds' investment objectives, principal investment strategies and risks
   compare? ..............................................................................      6
   Who will manage my Fund after the Reorganization? .....................................      6
   How do the Funds' fees and expenses compare? ..........................................      6
   How do the Funds' performance records compare? ........................................     12
   Will I be able to purchase and redeem shares, exchange my shares and receive dividends
   and distributions the same way? .......................................................     12
   What will the management fees be after the Reorganization? ............................     12
COMPARATIVE INFORMATION ON INVESTMENT OBJECTIVES, STRATEGIES
AND RISKS ................................................................................     13
   Analysis of the Voting Fund and the Acquiring Fund ....................................     13
   More Information About The Underlying First American Funds ............................     15
ADDITIONAL INFORMATION ABOUT THE FUNDS ...................................................     16
   Distribution of Shares ................................................................     16
   Purchase and Redemption Procedures ....................................................     17
   Exchange Privileges ...................................................................     17
   Dividends and Distributions ...........................................................     18
   Additional Information ................................................................     18
INFORMATION ABOUT THE REORGANIZATION .....................................................     18
   Reasons for the Reorganization ........................................................     18
   Agreement and Plan of Reorganization ..................................................     19
   Federal Income Tax Consequences .......................................................     21
   Pro-forma Capitalization ..............................................................     21
COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS ..........................................     22
VOTING INFORMATION CONCERNING THE MEETING ................................................     22
   Shareholder Information ...............................................................     24
   Control Persons and Principal Holders of Securities ...................................     25
FINANCIAL STATEMENTS AND EXPERTS .........................................................     27
OTHER BUSINESS ...........................................................................     27
EXHIBIT A Form of Agreement and Plan of Reorganization ...................................    A-1
EXHIBIT B Management Discussion of Fund Performance ......................................    B-1

                                     SUMMARY


     This section summarizes the primary features and consequences of the Reorganization. It may not contain all of the information that is important to you. To understand the Reorganization, you should read this entire Prospectus/Proxy Statement and accompanying exhibit.

     This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the prospectus and Statement of Additional Information relating to the Funds and a form of the Agreement and Plan of Reorganization, which is attached to this Prospectus/Proxy Statement as Exhibit A.

     WHY IS THE REORGANIZATION BEING PROPOSED?

     For the reasons set forth below under "Information About the Reorganization -- Reasons for the Reorganization," FASF's directors, including such directors who are not "interested persons" (the "Disinterested Directors"), as such term is defined in the 1940 Act, have concluded that the Reorganization would be in the best interests of the shareholders of the Voting Fund and that the interests of the Voting Fund's existing shareholders would not be diluted as a result of the transaction contemplated by the Reorganization. Therefore, the Board of Directors has approved the Reorganization and has submitted the Plan for approval by the Voting Fund's shareholders.

     WHAT ARE THE KEY FEATURES OF THE REORGANIZATION?

     The Plan sets forth the key features of the Reorganization. The Reorganization is expected to be completed on or about May 20, 2002. Exhibit A to this Prospectus/Proxy Statement is a form of the Agreement and Plan of Reorganization, which sets forth the terms and conditions of the Plan. The Plan generally provides for the following:

     o the transfer of all of the assets of the Voting Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund;

     o the assumption by the Acquiring Fund of the identified liabilities of the Voting Fund (the identified liabilities consist only of those liabilities reflected on a statement of assets and liabilities of the Voting Fund determined immediately preceding the Reorganization); and

     o the liquidation of the Voting Fund by distribution of shares of the Acquiring Fund to the Voting Fund's shareholders.

     AFTER THE REORGANIZATION, WHAT SHARES WILL I OWN?

     If the Reorganization is approved, you will become a shareholder of the Acquiring Fund. You will receive shares of the Acquiring Fund that are of the same class, and the same total value, as the Voting Fund shares you hold as of the close of business on the day of the Reorganization.

     WILL I HAVE TO PAY FEDERAL INCOME TAXES AS A RESULT OF THE REORGANIZATION?

     The transaction is intended to qualify as a tax-free reorganization for Federal income tax purposes. Assuming the Reorganization qualifies for such treatment, shareholders would not recognize taxable gain or loss as a result of the Reorganization. The holding period and aggregate tax basis of Acquiring Fund shares that are received by each Voting Fund shareholder will be the same as the holding period and aggregate tax basis of the Voting Fund shares previously held by such shareholders. In addition, the holding period and tax basis for the assets of the Voting Fund in the hands of the Acquiring Fund as a result of the Reorganization will be the same as in the hands of the Voting Fund immediately prior to the Reorganization.

     As a condition to the closing of the Reorganization, the Voting Fund will receive an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. You should separately consider any state, local and other tax consequences in consultation with your tax advisor. Opinions of counsel are not binding on the IRS or the courts. See "Information About the Reorganization -- Federal Income Tax Consequences" below for more detailed information about Federal income tax considerations.

     HOW DO FASF'S DIRECTORS RECOMMEND THAT I VOTE?

     FASF's directors, including the Disinterested Directors, have concluded that the Reorganization would be in the best interest of the shareholders of the Voting Fund, and that your interests will not be diluted as a result of the Reorganization. Accordingly, FASF's directors have submitted the Plan for the approval of Voting Fund shareholders.

     Approval of the Reorganization will require the affirmative vote of a majority of the outstanding shares of each class of the Voting Fund, voting as separate classes.

     FASF'S DIRECTORS RECOMMEND THAT YOU VOTE FOR THE PROPOSED
REORGANIZATION.

     The directors of FASF have also approved the Plan on behalf of the Acquiring Fund.

     HOW DO THE FUNDS' INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS COMPARE?

     The investment objectives and strategies of the Voting Fund are similar to those of the Acquiring Fund. The Voting Fund and the Acquiring Fund are each a "fund of funds" and seek to achieve their investment objective by investing their assets in affiliated underlying mutual funds. There are some differences in the underlying funds in which the Voting Fund and the Acquiring Fund may invest. There are also differences in the manner in which each Fund's assets may be allocated among the underlying funds. See "Comparative Information on Investment Objectives, Strategies and Risks" below for a detailed summary of comparative investment objectives, investment strategies and risks of the Voting Fund, the Acquiring Fund and the underlying funds.

     WHO WILL MANAGE MY FUND AFTER THE REORGANIZATION?

     The Voting Fund and the Acquiring Fund have the same investment adviser, U.S. Bancorp Asset Management, Inc. (the "Adviser"). Pursuant to an Investment Advisory Agreement with FASF, the Adviser manages the Funds' business and investment activities, subject to the authority of FASF's Board of Directors. A team of portfolio managers employed by the Adviser will manage the Acquiring Fund. The Voting Fund and the Acquiring Fund also have the same co-administrators (U.S. Bancorp Asset Management, Inc. and its affiliate U.S. Bancorp Fund Services, LLC) and the same distributor (Quasar Distributors, LLC).

     Facts about the Adviser:

--------------------------------------------------------------------------------
o The Adviser is a subsidiary of U.S. Bank National Association (which, in turn, is a subsidiary of U.S. Bancorp, formerly Firstar Corporation).

o The Adviser succeeded First American Asset Management ("FAAM"), a division of U.S. Bank National Association, on May 1, 2001, when the businesses and assets of FAAM and Firstar Investment Research & Management Company, LLC ("FIRMCO"), a subsidiary of U.S. Bancorp, were combined to form the Adviser.

o The Adviser and its affiliates had assets under management of more than $121 billion as of December 31, 2001.

o    The Adviser is located at 800 Nicollet Mall, Minneapolis, Minnesota 55402.
--------------------------------------------------------------------------------

     HOW DO THE FUNDS' FEES AND EXPENSES COMPARE?

     The Voting Fund and the Acquiring Fund currently offer five classes of shares (Classes A, B, C, S and Y). The following tables allow you to compare the various fees and expenses that you may pay for buying and holding shares of the Voting Fund and the Acquiring Fund. The "Pro Forma" row or column in the second table shows you what the fees and expenses are estimated to be assuming the Reorganization takes place. As reflected in the tables, the sales charge structure, as well as the contractual fee rates for management fees and distribution and service (12b-1) fees, are identical for the Voting Fund and the Acquiring Fund. Shareholders will not pay any initial or deferred sales charge in connection with the Reorganization.

     The Voting Fund and the Acquiring Fund are each a "fund of funds" and seek to achieve their investment objectives by investing their assets in affiliated investment companies. As a result, both

Funds are also indirectly subject to the operating expenses of those investment companies. The first two tables below do not reflect these indirect expenses. For more information about the expenses of these underlying funds, see immediately below "Ranges of Combined Direct and Indirect Expense Ratios" and "Underlying Fund Expense Ratios."

SHAREHOLDER FEES FOR THE FUNDS AND THE PRO FORMA COMBINED FUND

     Shareholders pay the following fees directly when they buy or sell shares. The sales charge structure for the Voting Fund, Acquiring Fund and Pro Forma Combined Fund is identical. This sales charge structure will not be affected by the Reorganization.

-------------------------------------- ----------- ----------- ----------- ----------- -----------
 SHAREHOLDER FEES                      Class A     Class B     Class C     Class S     Class Y
-------------------------------------- ----------- ----------- ----------- ----------- -----------
 Maximum Sales Charge (Load)             5.50%       5.00%       2.00%        None        None

  Maximum sales charge (load)
   imposed on purchases as a
   % of offering price                   5.50%(1)    0.00%       1.00%        None        None

  Maximum deferred sales charge
   (load) as a % of original purchase
   price or redemption proceeds,
   whichever is less                     0.00%(2)    5.00%       1.00%        None        None
-------------------------------------- ----------- ----------- ----------- ----------- -----------
 Annual Maintenance Fee(3)
  only charged to accounts with
  balances below $500                    $ 25        $ 25        $ 25         None        None
-------------------------------------- ----------- ----------- ----------- ----------- -----------

(1)Certain investors may qualify for reduced sales charges. Generally, Class A share investments will qualify for a reduced sales charge if the amount of the purchase is from $50,000 to $999,999, and the sales charge will be eliminated if the purchase is $1 million or more.

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge if they are sold within 18 months of purchase.

(3)Each Fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

     Shareholders pay the following fees and expenses when they hold shares. These fees are paid indirectly since they are deducted from fund assets.

------------------------------------------- ------------ ----------- ----------- ------------ -----------
 ANNUAL FUND OPERATING
 EXPENSES                                   Class A      Class B     Class C     Class S      Class Y
------------------------------------------- ------------ ----------- ----------- ------------ -----------
 Management Fees
  Strategy Global Growth Allocation Fund       0.25%       0.25%       0.25%       0.25%        0.25%
  Strategy Aggressive Allocation Fund          0.25%       0.25%       0.25%       0.25%        0.25%
  Pro Forma Combined Fund                      0.25%       0.25%       0.25%       0.25%        0.25%
------------------------------------------- ------------ ----------- ----------- ------------ -----------
 Distribution and Service (12b-1) Fees
  Strategy Global Growth Allocation Fund       0.25%       1.00%       1.00%       None         None
  Strategy Aggressive Allocation Fund          0.25%       1.00%       1.00%       None         None
  Pro Forma Combined Fund                      0.25%       1.00%       1.00%       None         None
------------------------------------------- ------------ ----------- ----------- ------------ -----------
 Other Expenses(1)
  Strategy Global Growth Allocation Fund       0.68%       0.68%       0.68%       0.93%        0.68%
  Strategy Aggressive Allocation Fund          0.45%       0.45%       0.45%       0.70%        0.45%
  Pro Forma Combined Fund                      0.30%       0.30%       0.30%       0.55%        0.30%
------------------------------------------- ------------ ----------- ----------- ------------ -----------
 Total Annual Fund Operating Expenses
  Strategy Global Growth Allocation Fund       1.18%       1.93%       1.93%       1.18%        0.93%
  Strategy Aggressive Allocation Fund          0.95%       1.70%       1.70%       0.95%        0.70%
  Pro Forma Combined Fund                      0.80%       1.55%       1.55%       0.80%        0.55%
------------------------------------------- ------------ ----------- ----------- ------------ -----------
 Waiver of Fund Expenses
  Strategy Global Growth Allocation Fund(2)   (0.78)%     (0.78)%     (0.78)%     (0.78)%      (0.78)%
  Strategy Aggressive Allocation Fund(2)      (0.55)%     (0.55)%     (0.55)%     (0.55)%      (0.55)%
  Pro Forma Combined Fund(3)                  (0.40)%     (0.40)%     (0.40)%     (0.40)%      (0.40)%
------------------------------------------- ------------ ----------- ----------- ------------ -----------
 Net Expenses
  Strategy Global Growth Allocation Fund(2)   0.40%       1.15%       1.15%       0.40%        0.15%
  Strategy Aggressive Allocation Fund(2)      0.40%       1.15%       1.15%       0.40%        0.15%
  Pro Forma Combined Fund(3)                  0.40%       1.15%       1.15%       0.40%        0.15%
------------------------------------------- ------------ ----------- ----------- ------------ -----------

(1)Other expenses includes a 0.25% shareholder servicing fee for Class S shares of each Fund.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Total Fund Operating Expenses do not exceed 0.40%, 1.15%, 1.15%, 0.40% and 0.15%, respectively, for Class A, Class B, Class C, Class S and Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002, in the discretion of the service providers.

(3)In connection with the Reorganization, the Adviser and FASF have entered into an expense limitation agreement which provides that the Adviser will contractually limit Total Annual Fund Operating Expenses to not more than 0.40%, 1.15%, 1.15%, 0.40% and 0.15%, respectively, for Class A, Class B,
   Class C, Class S and Class Y shares for the period through June 30, 2003 (after which such expense limitations may be discontinued or modified by the Adviser in its discretion).

RANGES OF COMBINED DIRECT AND INDIRECT EXPENSE RATIOS

     As noted above, in addition to the Funds' direct expenses, shareholders also indirectly bear their proportionate share of the underlying funds' expenses. The following table lists the ranges of combined direct and indirect expense ratios borne by the Funds' shareholders, taking into account underlying fund expenses indirectly borne by the Funds' shareholders. Ranges are presented because the underlying funds' expense ratios differ from one another, so that the actual combined direct and indirect expense ratios of the Funds will depend on the allocation of the Funds' assets among the underlying funds. Information concerning the underlying funds' expense ratios is listed under "Underlying Fund Expense Ratios" below. The information below is based on contractual fee waivers and expense reimbursements in place until September 30, 2002. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002.

---------------------------------- ---------------------- ---------------------- --------------------
 Ranges of Combined Direct
 and Indirect Expense Ratios as        Global Growth            Aggressive            Pro Forma
 a % of Average Net Assets           Allocation Fund(1)     Allocation Fund(1)     Combined Fund(2)
---------------------------------- ---------------------- ---------------------- --------------------
 Class A Shares                        0.94% to 1.79%       0.83% to 1.57%         0.83% to 1.57%
---------------------------------- ---------------------- ---------------------- --------------------
 Class B Shares                        1.69% to 2.54%       1.58% to 2.32%         1.58% to 2.32%
---------------------------------- ---------------------- ---------------------- --------------------
 Class C Shares                        1.69% to 2.54%       1.58% to 2.32%         1.58% to 2.32%
---------------------------------- ---------------------- ---------------------- --------------------
 Class S Shares                        0.94% to 1.79%       0.83% to 1.57%         0.83% to 1.57%
---------------------------------- ---------------------- ---------------------- --------------------
 Class Y Shares                        0.69% to 1.54%       0.58% to 1.32%         0.58% to 1.32%

(1)The Adviser has contractually agreed to waive fees until September 30, 2002, so that expense ratios do not exceed certain levels, as set forth in footnote 1 to the Underlying Fund Expense Ratios table below. In addition, the Adviser has contractually agreed to waive fees and reimburse expenses until September 30, 2002, so that total operating expenses for each Fund do not exceed 0.40%, 1.15%, 1.15%, 0.40% and 0.15%, respectively, for Class A, Class B, Class C, Class S and Class Y shares. If these waivers and reimbursements were not taken into account, the ranges of combined direct and indirect expense ratios would be 1.84% to 2.65% for Strategy Global Growth Allocation Fund Class A shares, 2.59% to 3.40% for Strategy Global Growth Allocation Fund Class B and Class C shares, 1.84% to 2.65% for Strategy Global Growth Allocation Fund Class S shares, 1.59% to 2.40% for Strategy Global Growth Allocation Fund Class Y shares, 1.52% to 2.20% for Strategy Aggressive Allocation Fund Class A shares, 2.27% to 2.95% for Strategy Aggressive Allocation Fund Class B and Class C shares, 1.52% to 2.20% for Strategy Aggressive Allocation Fund Class S shares, and 1.27% to 1.95% for Strategy Aggressive Allocation Fund Class Y shares.

(2)In connection with the Reorganization, the Adviser and FASF have entered into an expense limitation agreement which provides that the Adviser will contractually limit Total Annual Operating Expenses to not more than 0.40%, 1.15%, 1.15%, 0.40% and 0.15%, respectively, for Class A, Class B, Class C, Class S and Class Y shares for the period through June 30, 2003 (after which such expense limitations may be discontinued as modified by Adviser in its discretion). If these waivers and reimbursements were not taken into account, the ranges of combined direct and indirect expense ratios would be the same as those set forth in the preceding footnote 1.

EXAMPLES OF FUND EXPENSES

     The table below shows examples of the total expenses you would pay on a $10,000 investment over one, three, five and ten-year periods. The examples are intended to help you compare the cost of investing in the Voting Fund and the Acquiring Fund, as well as the combined fund on a pro forma (estimated) basis, assuming the Reorganization takes place. The examples are based upon the midpoint of the expense ranges set forth above, and assume a 5% average annual return and that you reinvest all of your dividends. The examples also assume that total annual operating expenses remain the same throughout all periods but that the Adviser discontinues the expense limitation agreement for the Voting Fund and the Acquiring Fund immediately after September 30, 2002, and for the pro forma combined fund immediately after June 30, 2003. THE EXAMPLES ARE FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.


-----------------------------------------   --------   ---------   ---------   ---------
                                            1 Year     3 Years     5 Years     10 Years
-----------------------------------------   --------   ---------   ---------   ---------
 Strategy Global Growth Allocation Fund
  Class A                                   $681       $1,129      $1,603      $2,905
  Class B(1)                                $714       $1,237      $1,686      $3,046
  Class B(2)                                $214       $  837      $1,486      $3,046
  Class C(1)                                $411       $  929      $1,571      $3,294
  Class C(2)                                $311       $  929      $1,571      $3,294
  Class S                                   $138       $  613      $1,114      $2,492
  Class Y                                   $113       $  537      $  987      $2,234
-----------------------------------------   --------   ---------   ---------   ---------
 Strategy Aggressive Allocation Fund
  Class A                                   $665       $1,040      $1,437      $2,547
  Class B(1)                                $698       $1,145      $1,519      $2,692
  Class B(2)                                $198       $  745      $1,319      $2,692
  Class C(1)                                $396       $  838      $1,406      $2,949
  Class C(2)                                $296       $  838      $1,406      $2,949
  Class S                                   $122       $  518      $  939      $2,113
  Class Y                                   $ 97       $  441      $  809      $1,844
-----------------------------------------   --------   ---------   ---------   ---------
 Pro Forma Combined Fund
  Class A                                   $665       $  995      $1,397      $2,519
  Class B(1)                                $698       $1,100      $1,480      $2,673
  Class B(2)                                $198       $  700      $1,280      $2,673
  Class C(1)                                $396       $  793      $1,368      $2,928
  Class C(2)                                $296       $  793      $1,368      $2,928
  Class S                                   $122       $  471      $  897      $2,084
  Class Y                                   $ 97       $  393      $  765      $1,812
-----------------------------------------   --------   ---------   ---------   ---------

(1)Assumes redemption at the end of each period.

(2)Assumes no redemption at the end of each period.

UNDERLYING FUND EXPENSE RATIOS

     The table below lists the expense ratios of the underlying funds. Information in the table is for Class Y shares of the underlying funds, which is the only class in which the funds will invest. The ratios presented are based on contractual fee waivers and expense reimbursements in place until September 30, 2002. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002.(1)

------------------------------------------------------------ -----------------
                                                              CLASS Y SHARES
 UNDERLYING FUND                                              EXPENSE RATIO
------------------------------------------------------------ -----------------
 First American Equity Income Fund                                 0.90%
------------------------------------------------------------ -----------------
 First American Equity Index Fund                                  0.37%
------------------------------------------------------------ -----------------
 First American Large Cap Growth Fund                              0.90%
------------------------------------------------------------ -----------------
 First American Large Cap Value Fund                               0.90%
------------------------------------------------------------ -----------------
 First American Mid Cap Growth Fund                                0.95%
------------------------------------------------------------ -----------------
 First American Mid Cap Value Fund                                 0.95%
------------------------------------------------------------ -----------------
 First American Small Cap Growth Fund                              0.98%
------------------------------------------------------------ -----------------
 First American Small Cap Value Fund                               0.98%
------------------------------------------------------------ -----------------
 First American Real Estate Securities Fund                        0.98%
------------------------------------------------------------ -----------------
 First American International Fund                                 1.35%
------------------------------------------------------------ -----------------
 First American Emerging Markets Fund                              1.45%
------------------------------------------------------------ -----------------
 First American Fixed Income Fund                                  0.70%
------------------------------------------------------------ -----------------
 First American Strategic Income Fund                              0.95%
------------------------------------------------------------ -----------------
 First American High Yield Bond Fund                               0.98%
------------------------------------------------------------ -----------------
 First American Prime Obligations Fund                             0.48%
------------------------------------------------------------ -----------------

(1)In the absence of contractual fee waivers and expense reimbursements, expense ratios for the funds would be higher. Based on the funds' most recently completed fiscal year, restated to reflect current fees, the expense ratios for the funds are as follows: Equity Income Fund, 0.95%; Equity Index Fund, 0.54%; Large Cap Growth Fund, 0.94%; Large Cap Value Fund, 0.95%; Mid Cap Growth Fund, 1.04%; Mid Cap Value Fund, 1.02%; Small Cap Growth Fund, 1.00%; Small Cap Value Fund, 1.01%; Real Estate Securities Fund, 1.12%; International Fund, 1.38%; Emerging Markets Fund, 1.59%; Fixed Income Fund, 0.78%; Strategic Income Fund, 1.01%; High Yield Bond Fund, 1.02%; and Prime Obligations Fund, 0.50%. Fee waivers may be discontinued at any time after September 30, 2002.

     HOW DO THE FUNDS' PERFORMANCE RECORDS COMPARE?

     The following table sets forth average annual total return information for Class S shares of each Fund for the periods indicated and, additionally, for Class Y shares of Strategy Global Growth Allocation Fund. No information is presented for Class A, Class B, Class C or Class Y shares of Strategy Aggressive Allocation Fund, or for Class A, Class B or Class C shares of Strategy Global Growth Allocation Fund, as the Funds have not offered such shares for a full calendar year. The different share classes of each Fund are invested in the same portfolio of securities, and will have similar returns. However, Class Y shares have lower operating expenses than the other classes, and will have higher returns. Class S and Class A shares have similar operating expenses, and will have similar returns. Class B and Class C shares have higher operating expenses, and will have lower returns. In addition, Class A, Class B and Class C shares are subject to sales charges, which will lower returns. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

                                                      AVERAGE ANNUAL TOTAL RETURN AS OF
                                                              DECEMBER 31, 2001
---------------------------------------------   ----------------------------------------------
                                                  1 Year       5 Year      Since Inception(1)
---------------------------------------------   -----------  -----------  --------------------
 Strategy Global Growth Allocation Fund(2)
  Class S                                         (18.19)%       N/A             1.24%
---------------------------------------------   -----------  -----------  --------------------
 Strategy Global Growth Allocation Fund(2)
  Class Y                                         (17.97)%       N/A             1.31%
---------------------------------------------   -----------  -----------  --------------------
 Strategy Aggressive Allocation Fund
  Class S                                         (14.19)%      6.20%            6.65%
---------------------------------------------   -----------  -----------  --------------------

(1)Inception dates for Class S and Class Y shares of Strategy Global Growth Allocation Fund and for Class S shares of Strategy Aggressive Allocation Fund are December 11, 2000, December 3, 1997 and October 1, 1996, respectively. The inception date for Class A, Class B, Class C and Class Y shares of Strategy Aggressive Allocation Fund, and for Class A, Class B and Class C shares of Strategy Global Growth Allocation Fund is September 24, 2001.

(2)On September 24, 2001, Strategy Global Growth Allocation Fund became the successor by merger to Firstar Global Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of Firstar Global Equity Fund. Firstar Global Equity Fund was organized on December 11, 2000, and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

     WILL I BE ABLE TO PURCHASE AND REDEEM SHARES, EXCHANGE MY SHARES AND RECEIVE DIVIDENDS AND DISTRIBUTIONS THE SAME WAY?

     The Reorganization will not affect your right to purchase and redeem shares, to exchange among other First American funds and to receive dividends and distributions. For more information, see "Purchase and Redemption Procedures," "Exchange Privileges" and "Dividends and Distributions" below.

     WHAT WILL THE MANAGEMENT FEES BE AFTER THE REORGANIZATION?

     For its management and supervision of the daily business affairs of the combined Acquiring Fund, the Adviser will be entitled to receive a monthly fee at the annual rate of 0.25% of the Fund's average daily net assets.

     The Adviser may, at its discretion, reduce or waive its fee or reimburse the combined Acquiring Fund for certain of its other expenses in order to reduce the expense ratios. Unless otherwise agreed upon, the Adviser may also reduce or cease these voluntary waivers and reimbursements at any time. For the period from the date of the Reorganization through June 30, 2003, the Adviser has contractually agreed to limit the annual total operating expenses of the combined Acquiring Fund in accordance with the amounts reflected in the tables under "How do the Funds' fees and expenses compare?" above.

                COMPARATIVE INFORMATION ON INVESTMENT OBJECTIVES,
                              STRATEGIES AND RISKS

ANALYSIS OF THE VOTING FUND AND THE ACQUIRING FUND

INVESTMENT OBJECTIVES

     The investment objective of the Voting Fund is similar to that of the Acquiring Fund:

------------------------------------------- ------------------------------------
 FUND                                       INVESTMENT OBJECTIVE
------------------------------------------- ------------------------------------
 Strategy Global Growth Allocation Fund     Capital growth.
  (Voting Fund)
------------------------------------------- ------------------------------------
 Strategy Aggressive Allocation Fund        A high level of capital growth.
  (Acquiring Fund)
------------------------------------------- ------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

     Both the Voting Fund and the Acquiring Fund seek to achieve their objective by investing in a variety of other mutual funds that are also advised by the Adviser. Both Funds seek their objectives by providing high allocations to various equity categories, including small company and intermediate company equity securities, with relatively little emphasis on fixed income securities. The Acquiring Fund, however, may invest between 0% and 40% of its net assets in underlying funds which are fixed income funds, whereas the Voting Fund may not invest in fixed income funds. The underlying funds in which the Funds invest include eleven of the First American Funds' equity funds and the First American Prime Obligations Fund, a money market fund. The Acquiring Fund may also invest in three of the First American Funds' fixed income funds. The Adviser allocates and reallocates the assets of both the Funds among the underlying funds within the following ranges (expressed as percentages of the Funds' net assets):

---------------------------------------------- ------------------------ ---------------------
                                                STRATEGY GLOBAL GROWTH   STRATEGY AGGRESSIVE
 UNDERLYING FUNDS                                  ALLOCATION FUND         ALLOCATION FUND
---------------------------------------------- ------------------------ ---------------------
                                                   MIN        MAX           MIN        MAX
---------------------------------------------- ------------------------ ---------------------
 First American Equity Income Fund                  0%        10%            0%        15%
---------------------------------------------- ------------------------ ---------------------
 First American Equity Index Fund                   0%        65%            0%        80%
---------------------------------------------- ------------------------ ---------------------
 First American Large Cap Growth Fund               0%        40%            5%        50%
---------------------------------------------- ------------------------ ---------------------
 First American Large Cap Value Fund                0%        40%            5%        50%
---------------------------------------------- ------------------------ ---------------------
 First American Mid Cap Growth Fund                 0%        25%            0%        40%
---------------------------------------------- ------------------------ ---------------------
 First American Mid Cap Value Fund                  0%        25%            0%        40%
---------------------------------------------- ------------------------ ---------------------
 First American Small Cap Growth Fund               0%        25%            0%        40%
---------------------------------------------- ------------------------ ---------------------
 First American Small Cap Value Fund                0%        25%            0%        40%
---------------------------------------------- ------------------------ ---------------------
 First American Real Estate Securities Fund         0%        10%            0%        15%
---------------------------------------------- ------------------------ ---------------------
 First American International Fund                 15%        80%            0%        35%
---------------------------------------------- ------------------------ ---------------------
 First American Emerging Markets Fund               0%        40%            0%        15%
---------------------------------------------- ------------------------ ---------------------
 EQUITY FUNDS AS A WHOLE                           65%       100%           60%       100%
---------------------------------------------- ------------------------ ---------------------
 First American Fixed Income Fund                   0%         0%            0%        40%
---------------------------------------------- ------------------------ ---------------------
 First American Strategic Income Fund               0%         0%            0%        15%
---------------------------------------------- ------------------------ ---------------------
 First American High Yield Bond Fund                0%         0%            0%        20%
---------------------------------------------- ------------------------ ---------------------
 FIXED INCOME FUNDS AS A WHOLE                      0%         0%            0%        40%
---------------------------------------------- ------------------------ ---------------------
 FIRST AMERICAN PRIME OBLIGATIONS FUND              0%        35%            0%        35%
---------------------------------------------- ------------------------ ---------------------

     In addition to investing in the First American Prime Obligations Fund, each Fund also may invest in cash, U.S. dollar-denominated high-quality money market instruments and other short-term securities. Normally, each Fund's aggregate investment in these items and in the First American Prime Obligations Fund will not exceed the maximum percentage in the above table for the First American Prime Obligations Fund. However, in an attempt to respond to adverse market, economic, political or other conditions, each Fund may temporarily invest without limit in cash, U.S. dollar-denominated high-quality money market instruments and other short-term securities. Investing a significant percentage of the Funds' assets in these securities may prevent the Funds from achieving their objectives. Although the Voting Fund and the Acquiring Fund have similar investment objectives and strategies, the underlying fund shares held by the Voting Fund may be sold in significant amounts in connection with the Reorganization in order to comply with the investment strategies of the Acquiring Fund.

PRINCIPAL RISK FACTORS

     The principal risks applicable to the Voting Fund and the Acquiring Fund, as well as the underlying funds in which they invest, are described below.

     RISKS ASSOCIATED WITH ACTIVE MANAGEMENT. Each Fund is actively managed and its performance therefore will reflect in part the Adviser's ability to make asset allocation and other investment decisions which are suited to achieving the Fund's investment objectives. Due to their active management, the Funds could underperform other mutual funds with similar investment objectives.

     RISKS ASSOCIATED WITH ADDITIONAL EXPENSES. Investing in the underlying funds through an investment in one of the Funds involves additional expenses that would not be present in a direct investment in the underlying funds.

     RISKS ASSOCIATED WITH THE UNDERLYING FUNDS. The Funds are subject to the risks of the underlying funds in which they invest. The risks of the Voting Fund and the Acquiring Fund will vary to the extent that the allocation of their assets among the underlying funds varies. In addition, the Acquiring Fund may allocate a portion of its assets to underlying fixed income funds, whereas the Voting Fund may not. Only the Acquiring Fund is subject to risks unique to those fixed income funds.

     o The underlying funds (other than First American Equity Index Fund) are actively managed and therefore may underperform other mutual funds with similar investment objectives.

     o Each underlying fund is subject to the risk of generally adverse markets. In general, the market prices of equity securities frequently are subject to greater volatility than the prices of fixed income securities. Therefore, the net asset value of the Voting Fund may be more volatile than that of the Acquiring Fund to the extent the Acquiring Fund invests in underlying fixed income funds.

     o First American Small Cap Growth Fund, First American Small Cap Value Fund, First American Emerging Markets Fund and First American International Fund are subject to the risks of investing in small-capitalization companies. These stocks historically have experienced greater price volatility than stocks of larger capitalization companies.

     o First American Mid Cap Growth Fund and First American Small Cap Growth Fund invest in initial public offerings (IPOs). IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information.

     o First American Mid Cap Growth Fund and First American Mid Cap Value Fund invest in stocks of mid-capitalization companies. Although these stocks may be slightly less volatile than those of small-capitalization companies, they still involve substantial risk.

     o First American Real Estate Securities Fund is subject to risks associated with nondiversification and with concentrating its investments in the real estate industry, and to the risks associated with direct investments in real estate investment trusts.

     o First American International Fund, First American Emerging Markets Fund and First American Strategic Income Fund are subject to risks associated with investing in foreign securities, including currency risk. These risks are particularly significant in emerging markets, where First American Strategic Fund may invest and where First American Emerging Markets Fund primarily invests. First American International Fund and First American Emerging Markets Fund are also subject to the risks of entering into foreign currency hedging transactions.

     o Most of the other underlying equity funds invest a portion of their assets in foreign securities which are dollar-denominated and publicly traded in the United States, and which may involve risks not associated with the securities of domestic issuers.

     o First American Equity Index Fund is subject to risks associated with its use of options, futures contracts and options on futures contracts if securities prices do not move in the direction anticipated by the fund's adviser when entering into the options or the futures contracts.

     o Each underlying fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by each fund's adviser when entering into the derivative instrument.

     o The underlying fixed income funds are subject to interest rate risk (the risk that debt securities held by a fund will decrease in value when interest rates rise), income risk (the risk that a fund's income could decline due to falling market interest rates), credit risk (the risk that the issuer of debt securities will not make timely principal or interest payments on its securities), and call risk (the risk that the issuer of debt securities will prepay those securities before their stated maturity, requiring the fund to reinvest the prepayment at a lower interest rate).

     o The underlying fixed income funds may invest in mortgage- and/or asset-backed securities. These are subject to the risk that falling interest rates will cause faster than expected prepayments of the obligations underlying the securities, which must be reinvested at lower interest rates. They are also subject to the risk that rising interest rates will cause prepayments to slow, extending the life of mortgage- and asset-backed securities with lower interest rates.

     o Each underlying fixed income fund may invest up to 25% of its total assets in dollar roll transactions, which could increase the volatility of the fund's share price and possibly diminish the fund's investment performance.

     o Most of the underlying funds lend their portfolio securities to broker-dealers, banks and other institutions. These funds are subject to the risk that the other party to the securities lending agreement will default on its obligations.

     o Each of First American Strategic Income Fund and First American High Yield Bond Fund may invest a significant portion of its assets in non-investment grade debt obligations, which are commonly called "high-yield" securities or "junk bonds." (First American High Yield Bond Fund invests primarily in these securities.) In addition, First American Equity Income Fund may invest in noninvestment grade convertible debt obligations. High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

     o First American Prime Obligations Fund seeks to preserve a value of $1.00 per share. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value to decline.

POSSIBLE CONFLICTS OF INTEREST

     The Funds and the underlying funds have the same officers, directors and investment adviser. If situations arise in which the interests of the Funds are different from those of the underlying funds, these officers and directors and the Adviser could be subject to conflicts of interest. For example, the Adviser might determine that a Fund should reduce its allocation of assets to a particular underlying fund, thus requiring the Fund to redeem shares of the underlying fund, at a time when it is not in the best interests of the underlying fund to sell portfolio securities in order to meet the redemption request. The Adviser will monitor the operations of the Funds and the underlying funds for potential conflicts of interest, and recommend to the Funds' board of directors the steps which it believes are necessary to avoid or minimize adverse consequences to the Funds and the underlying funds.

MORE INFORMATION ABOUT THE UNDERLYING FIRST AMERICAN FUNDS

     The objectives, main investment strategies and main risks of the underlying First American Funds are summarized in the accompanying prospectus. There is no assurance that each underlying fund's investment objectives will be achieved.

     The Funds and the underlying funds in which the Funds invest have other investment policies, practices and restrictions which, together with their related risks, are also set forth in their respective prospectuses and Statements of Additional Information and the Statement of Additional Information relating to this Prospectus/Proxy Statement.


                     ADDITIONAL INFORMATION ABOUT THE FUNDS

DISTRIBUTION OF SHARES

     The distribution arrangements applicable to Class A, Class B, Class C, Class S and Class Y shares of the Voting Fund are identical to the distribution arrangements of Class A, Class B, Class C, Class S and Class Y shares, respectively, of the Acquiring Fund. Quasar Distributors, LLC (the "Distributor"), an affiliate of the Adviser, is the principal underwriter for Class A, Class B, Class C, Class S and Class Y shares of each Fund. FASF has entered into distribution agreements with the Distributor with respect to each class. Under Distribution Plans adopted by FASF with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act (each, a "Distribution Plan"), Service Plans adopted by FASF with respect to Class B and Class C shares (each, a "Service Plan"), and a Shareholder Service Plan and Agreement adopted by FASF with respect to Class S shares (the "Shareholder Service Plan and Agreement"), the Class A, Class B, Class C and Class S shares of each Fund are authorized to pay the Distributor certain fees for expenses incurred in connection with the continuous distribution of shares of the Fund and/or for shareholder servicing as described below. There is no Distribution Plan or Service Plan in effect for Class Y shares.

     CLASS A SHARES. FASF has adopted a Distribution Plan for Class A shares which provides that a Fund may pay to the Distributor a fee of up to 0.25% of the average daily net assets attributable to Class A shares which the distributor can use to compensate investment professionals, participating institutions and "one-stop" mutual fund networks (institutions) for providing ongoing shareholder services to shareholder accounts. For net asset value sales of Class A shares on which the institution receives a commission, the institution does not begin to receive its shareholder servicing fee until one year after such Class A shares are sold. The Distribution Plan provides that all or any portion of the total 0.25% fee may be payable as a shareholder servicing fee and all or any portion of such total fee may be payable as a distribution fee, as determined from time to time by FASF's Board of Directors. Until further action by FASF's Board of Directors, all of the 0.25% fee is designated and payable as a shareholder servicing fee.

     CLASS B SHARES. FASF has adopted a Distribution Plan for Class B shares which provides that a Fund may pay to the Distributor a distribution fee of up to 0.75% of the average daily net assets attributable to Class B shares, which the Distributor retains to finance the payment of sales commissions to institutions which sell Class B shares. Distribution services and expenses include compensating dealers for sales of Class B shares, payments for other advertising and promotional expenses, preparation and distribution of sales literature and expenses incurred in connection with the costs of printing and mailing prospectuses, statements of additional information and shareholder reports to prospective investors. The Service Plan for Class B shares further provides that a Fund may pay the Distributor a shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Class B shares, which the distributor can use to compensate investment professionals, participating institutions and "one-stop" mutual fund networks (institutions) for providing ongoing shareholder services to shareholder accounts. The Service Plan provides compensation for personal, ongoing servicing and/or maintenance of shareholder accounts, including administrative or accounting services.

     CLASS C SHARES. FASF has adopted a Distribution Plan for Class C shares which provides that a Fund may pay to the Distributor a distribution fee of up to 0.75% of the average daily net assets attributable to Class C shares. The Distributor may use the distribution fee to provide compensation to institutions through which shareholders hold their shares beginning one year after purchase. The Service Plan for Class C shares further provides that a Fund may pay the Distributor a shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Class C shares, which the distributor can use to compensate investment professionals, participating institutions and "one-stop" mutual fund networks (institutions) for providing ongoing shareholder services to shareholder accounts. The Service

Plan provides compensation for personal, ongoing servicing and/or maintenance of shareholder accounts, including administrative or accounting services.

     CLASS S SHARES. FASF has adopted a Shareholder Service Plan and Agreement for Class S shares which provides that a Fund may pay to the Distributor a shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Class S shares. The Distributor can use the shareholder servicing fee to compensate investment professionals, participating institutions and "one stop" mutual fund networks (institutions) for providing ongoing shareholder services to shareholder accounts. The shareholder servicing fee may be used to provide ongoing service and/or maintenance of shareholder accounts including administrative or accounting services.

     CLASS Y SHARES. Class Y shares are not subject to any 12b-1 (distribution) or shareholder servicing fees.

     In addition to distribution and/or shareholder servicing fees paid by the Funds, the Adviser or one of its affiliates may make payments to investment professionals and financial institutions, using their own assets, in exchange for sales and/or administrative services performed on behalf of the investment professional's or financial institution's customers.

PURCHASE AND REDEMPTION PROCEDURES

     Purchases of Class A, Class B and Class C shares of the Funds are made through dealers, at the net asset value per share next determined after receipt of the purchase order by the Transfer Agent, plus a sales charge which may be imposed (i) at the time of purchase (Class A or Class C shares) and/or (ii) on a deferred basis (Class B or Class C shares).

     The minimum initial investment for Class A, Class B and Class C shares of each Fund is $1,000 ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account), and the minimum subsequent investment is $100 for such classes ($25 for a retirement plan or an UGMA/UTMA account). Class A shares of each Fund are sold with an initial sales charge of up to 5.50% of the purchase price. Certain investors are eligible to purchase Class A shares without a sales charge. Class B shares of each Fund are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") (declining from 5% to 0% of the lower of the amount invested or the redemption proceeds) which will be imposed on certain redemptions made within six years of purchase. This CDSC will be waived under certain conditions. Although Class B shares are subject to higher ongoing distribution-related expenses than Class A shares, Class B shares will automatically convert to Class A shares of the same Fund (which are subject to lower ongoing distribution-related expenses) eight years after the calendar month in which the purchase order for Class B shares was accepted. Class C shares of each Fund are subject to an initial sales charge equal to 1% of the purchase price and a 1% CDSC on redemptions within 18 months after purchase. Like Class B shares, the CDSC will be waived under certain conditions. Also like Class B shares, Class C shares are subject to higher ongoing distribution-related expenses than Class A shares but, unlike Class B shares, Class C shares do not convert to another class.

     Class S and Class Y shares of each Fund are sold through banks and other financial institutions that have entered into sales agreements with the Distributor. Class S and Class Y shares are available to a limited group of investors, and are typically held pursuant to an omnibus account arrangement with the transfer agent. Class S and Class Y shares are sold at their net asset value per share without either an initial sales charge or CDSC.

     Shares of each Fund may be redeemed at any time at the net asset value next determined after the order is accepted by the Fund. As indicated above, the proceeds of redemptions of Class B and Class C shares (and Class A shares originally purchased as part of an investment of $1 million or more on which no front-end sales charge was paid) may be subject to a CDSC.

EXCHANGE PRIVILEGES

     The exchange privileges available to Class A, Class B, Class C, Class S and Class Y shareholders of the Voting Fund are identical to the exchange privileges of Class A, Class B, Class C, Class S and Class Y shareholders, respectively, of the Acquiring Fund. Shareholders of each Fund may exchange shares of the Fund for the same class of shares of any other series of the First American funds. No fee will be charged upon the exchange of shares. Generally, shares may be exchanged only for shares of the same class. However, Class A shares may be exchanged for Class S shares or Class Y shares of the same or another First American fund when Class A shareholders become eligible to participate in Class S or Class Y. Shares of a Fund subject to an exchange will be processed at net asset value per share of each fund at the time of the exchange. In determining the CDSC applicable to shares being redeemed subsequent to an exchange or, in the case of Class B shares, calculating when shares convert to Class A shares, the length of time the shares were held prior to the exchange will be taken into account.

DIVIDENDS AND DISTRIBUTIONS

     Each Fund declares and pays dividends of investment income, if any, at least monthly, and makes distributions of capital gains, if any, at least annually. Unless notified otherwise, dividends and capital gains distributions, if any, will be automatically reinvested in shares of the same Fund and class on which they were paid at net asset value. Such reinvestments automatically occur on the payment date of such dividends and capital gains distributions. Alternatively, shareholders may request that dividends and capital gains distributions be reinvested in another First American fund or paid in cash. The election of an Acquired Fund shareholder with respect to reinvestment of dividends and distributions will be automatically applied with respect to Fund shares he or she receives pursuant to the Plan.

     The Funds have each qualified and intend to continue to qualify to be treated as regulated investment companies under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts distributed to the shareholders.

ADDITIONAL INFORMATION

     Information concerning the Funds is incorporated by reference from the current prospectuses of FASF related to the designated share classes of the Voting Fund and the Acquiring Fund and dated January 28, 2002, accompanying this Prospectus/Proxy Statement and forming part of the Registration Statement on Form N-1A which has been filed with the SEC. FASF is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Citicorp Center, 500 West Madison Street, Chicago, Suite 1400, Illinois 60661-2511 and at Woolworth Building, 233 Broadway, New York, New York 10279. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.


                      INFORMATION ABOUT THE REORGANIZATION

REASONS FOR THE REORGANIZATION

     At a meeting held on February 21, 2002, the Board of Directors of FASF, including the Disinterested Directors, determined that it is advantageous to combine the Voting Fund with the Acquiring Fund. As discussed in detail above under "Comparative Information on Investment Objectives, Strategies and Risks," the Voting Fund and the Acquiring Fund have similar investment objectives, strategies and risks. The Funds also have the same Adviser and the same distributor, custodian, transfer agent and auditors.

     The Board of Directors of FASF has determined that the Reorganization is expected to provide certain benefits to the Voting Fund and the Acquiring Fund and that the Reorganization is in the best interests of each Fund and its respective shareholders. The Board of Directors has also determined that the interests of the existing shareholders of each Fund will not be diluted as a result of the

Reorganization. In making such determinations, the Board evaluated and considered extensive information provided by the management of FASF, and the Adviser, and reviewed various factors about the Funds and the proposed Reorganization.

     Among other factors, the Board considered:

     o the potential opportunity for better investment performance due to the Adviser's ability to focus its resources on fewer products;

     o the potential for reduced operating expenses over time which may result from fixed and relatively fixed costs associated with operating the Acquiring Fund being spread over a larger asset base;

     o    the terms and conditions of the Reorganization;

     o the tax-free nature of the Reorganization to each Fund and their shareholders;

     o the fact that in no event will the holders of Voting Fund shares become subject to a less advantageous total expense "cap" as a result of the proposed combination of Funds;

     o that the Adviser has contractually agreed to limit the total annual operating expenses of the Acquiring Fund through June 30, 2003;

     o the fact that the advisory fee, Rule 12b-1 fees and sales charges would remain constant for Voting Fund shareholders;

     o the potential elimination of confusion among shareholders with respect to products that may be considered duplicative;

     o the Acquiring Fund's agreements that (a) in determining contingent deferred sales charges applicable to Class B or Class C shares issued by it in the Reorganization and, with respect to Class B shares, the date upon which such shares convert to Class A shares, it shall give credit for the period during which the holders thereof held the Class B or Class C shares of the Selling Fund in exchange for which such Acquiring Fund shares were issued; and (b) in the event that Class A shares of the Acquiring Fund are distributed in the Reorganization to former holders of Class A shares of the Selling Fund with respect to which the front-end sales charge was waived due to a purchase of $1 million or more, it shall give credit for the period during which the holder thereof held such Selling Fund shares for purposes in determining whether a deferred sales charge is payable upon the sale of such Class A shares of the Acquiring Fund; and

     o that the Adviser will bear the expenses associated with the Reorganization.

     The Board also considered the potential benefits to the Adviser which could result from the proposed Reorganization. The Board recognized that to the extent the Adviser determines to waive advisory fees in the future, to the extent that the Acquiring Fund realizes a lower overall expense ratio before fee waivers as a result of the Reorganization, the combination of Funds would have the effect of decreasing the cost to the Adviser of providing such waivers. The Board also noted, however, that the Adviser is not obligated to make any such waivers (beyond the contractual period) and that, in any event, the proposed Reorganization is expected to provide other benefits to shareholders.

     After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Board of Directors of FASF concluded that the proposed Reorganization would be in the best interests of the Voting Fund and its shareholders. Consequently, they approved the Plan and directed that the Plan be submitted to shareholders of the Voting Fund for approval.

     The directors of FASF have also approved the Plan on behalf of the Acquiring Fund.

AGREEMENT AND PLAN OF REORGANIZATION

     The following summary is qualified in its entirety by reference to the Plan (a form of which is attached as Exhibit A to this Prospectus/Proxy Statement).

     The Plan provides that all of the assets of the Voting Fund will be acquired by the Acquiring Fund in exchange for Class A, Class B, Class C, Class S and Class Y shares of the Acquiring Fund and the assumption by the Acquiring Fund of the identified liabilities of the Voting Fund on or about May 20, 2002, or such other date as may be agreed upon by the parties (the "Closing Date"). The Acquiring Fund will not assume any liabilities or obligations of the Voting Fund other than those reflected in an unaudited statement of assets and liabilities of the Voting Fund prepared as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Closing Date (the "Valuation Time").

     At or prior to the Closing Date, the Voting Fund will declare a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Voting Fund's shareholders all of the Voting Fund's investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryovers).

     The number of full and fractional Class A, Class B, Class C, Class S and Class Y shares of the Acquiring Fund to be received by the shareholders of the Voting Fund in the Reorganization will be determined by multiplying the number of outstanding full and fractional shares of each class of the Voting Fund by a factor which shall be computed by dividing the net asset value per share of each class of the Voting Fund by the net asset value per share of the respective classes of the Acquiring Fund. These computations will take place as of the Valuation Time. For the Voting Fund, its net asset value per share will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares of such class.

     The co-administrator for the Voting Fund will compute the value of the Voting Fund's portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the prospectus and Statement of Additional Information relating to the Acquiring Fund, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC's Division of Investment Management.

     The Voting Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the business day immediately prior to the Closing Date the full and fractional Class A, Class B, Class C, Class S and Class Y shares of voting stock of the Acquiring Fund received by the Voting Fund. Voting Fund shareholders will receive Acquiring Fund shares of the same class as their Voting Fund shares and having a total net asset value equal to the total net asset value of their Voting Fund shares as of the Valuation Time. The liquidation and distribution will be accomplished by the establishment of accounts in the names of the Voting Fund's shareholders on the Acquiring Fund's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional Class A, Class B, Class C, Class S and Class Y shares of voting stock of the Acquiring Fund due to the Voting Fund's shareholders. All issued and outstanding shares of the Voting Fund will be canceled. The shares of voting stock of the Acquiring Fund to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, the Voting Fund will be terminated.

     The consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval by the Voting Fund's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel. Notwithstanding approval of the Voting Fund's shareholders, the Plan may be terminated with respect to the Reorganization (a) by the mutual agreement of the Voting Fund and the Acquiring Fund; or (b) at or prior to the Closing Date by either party (1) because of a breach by the other party of any representation, warranty, or agreement contained in the Plan to be performed at or prior to the Closing Date if not cured within 30 days, or (2) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

     Whether or not the Reorganization is consummated, the Adviser will pay the expenses incurred by the Voting Fund and the Acquiring Fund in connection with the Reorganization (including the cost of any proxy-soliciting agent). No portion of the expenses will be borne directly or indirectly by the Voting Fund, the Acquiring Fund or their shareholders.

     If the Voting Fund's shareholders do not approve the Reorganization, the directors of FASF will consider other possible courses of action which may be in the best interests of shareholders.

FEDERAL INCOME TAX CONSEQUENCES

     The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended ("Code"), with no gain or loss recognized as a consequence of the Reorganization by the Voting Fund, the Acquiring Fund or the shareholders of either Fund. As a condition to the closing of the Reorganization, the parties will receive a legal opinion to that effect. That opinion will be based upon certain representations and warranties made by the Funds and certifications received from each of the Funds and certain of their service providers.

     As of September 30, 2001, Strategy Global Growth Allocation Fund had capital loss carryforwards in excess of $2.8 million. Capital loss carryforwards are considered valuable tax attributes because they may reduce a fund's future net capital gains and/or net investment income and thus reduce the taxable capital gains and/or net investment income that is distributed to fund shareholders. The proposed Reorganization would affect the use of these capital loss carryforwards. If there were no such Reorganization, these carryforwards would only benefit the shareholders of Strategy Global Growth Allocation Fund. If the Reorganization occurs, the capital loss carryforwards will become tax attributes of the Acquiring Fund. This means that any associated tax benefits would inure to all shareholders of the combined Acquiring Fund (i.e., both pre-Reorganization shareholders of the Voting Fund and pre-Reorganization shareholders of the Acquiring Fund). The utilization of the capital loss carryforwards by the combined Acquiring Fund following the Reorganization may be subject to various limitations including an annual limitation on the amount of capital loss carryforwards that can be utilized by the combined Acquiring Fund. Considering the amount of the capital loss carryforwards, these limitations may be significant. Regulated investment companies may generally carry capital losses forward for eight tax years. As a result of the Reorganization, the capital loss carryforward period of Strategy Global Growth Allocation Fund would effectively be reduced by one tax year. The possible annual limitation on the utilization of these capital loss carryforwards and the loss of one tax year of the capital loss carryforward period may result in a larger amount of these capital loss carryforwards expiring without being utilized than if the Reorganization did not occur.

     You should consult your tax advisor regarding the effect, if any, of the proposed Reorganization in light of your individual circumstances. Since the foregoing discussion only relates to the Federal income tax consequences of the Reorganization, you should also consult your tax advisor as to state and other local tax consequences, if any, of the Reorganization. It should be noted that no rulings have been sought from the Internal Revenue Service ("IRS") and that an opinion of counsel is not binding on the IRS or any court. If the IRS were to successfully assert that a proposed transaction is taxable, then the proposed transaction would be treated as a taxable sale of the Voting Fund's assets to the Acquiring Fund followed by the taxable liquidation of the Voting Fund, and shareholders of the Voting Fund would recognize gain or loss as a result of such transaction.

PRO-FORMA CAPITALIZATION

     The following tables set forth the capitalization of the Voting Fund and the Acquiring Fund as of September 30, 2001, and the capitalization of the combined Acquiring Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets of the Voting Fund at its then current net asset value.

            CAPITALIZATION OF STRATEGY GLOBAL GROWTH ALLOCATION FUND,
                       STRATEGY AGGRESSIVE ALLOCATION FUND
                           AND PRO FORMA COMBINED FUND
                  (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)

------------------------------ -------------------- --------------------- ---------------
                                 STRATEGY GLOBAL
                                      GROWTH         STRATEGY AGGRESSIVE     PRO FORMA
                                ALLOCATION FUND(1)     ALLOCATION FUND     COMBINED FUND
------------------------------ -------------------- --------------------- ---------------
 Total Net Assets
------------------------------ -------------------- --------------------- ---------------
  Class A                               N/A                $85,656            $ 85,656
------------------------------ -------------------- --------------------- ---------------
  Class B                               N/A                $   100            $    100
------------------------------ -------------------- --------------------- ---------------
  Class C                               N/A                $    72            $     72
------------------------------ -------------------- --------------------- ---------------
  Class S                           $ 2,624                    N/A            $  2,624
------------------------------ -------------------- --------------------- ---------------
  Class Y                           $42,203                $     2            $ 42,205
------------------------------ -------------------- --------------------- ---------------
   Total                            $44,827                $85,830            $130,657
------------------------------ -------------------- --------------------- ---------------
 Net Asset Value Per Share
------------------------------ -------------------- --------------------- ---------------
  Class A                               N/A                $  8.59            $   8.59
------------------------------ -------------------- --------------------- ---------------
  Class B                               N/A                $  8.59            $   8.59
------------------------------ -------------------- --------------------- ---------------
  Class C                               N/A                $  8.59            $   8.59
------------------------------ -------------------- --------------------- ---------------
  Class S                           $  8.26                $  8.59            $   8.59
------------------------------ -------------------- --------------------- ---------------
  Class Y                           $  8.27                $  8.59            $   8.59
------------------------------ -------------------- --------------------- ---------------
 Shares Outstanding
------------------------------ -------------------- --------------------- ---------------
  Class A                               N/A                  9,972               9,972
------------------------------ -------------------- --------------------- ---------------
  Class B                               N/A                     12                  12
------------------------------ -------------------- --------------------- ---------------
  Class C                               N/A                      8                   8
------------------------------ -------------------- --------------------- ---------------
  Class S                               318                    N/A                 305
------------------------------ -------------------- --------------------- ---------------
  Class Y                             5,103                    N/A               4,913
------------------------------ -------------------- --------------------- ---------------

(1)Class A, B and C shares of Global Growth Allocation Fund were not offered to investors as of September 30, 2001.

     The table set forth above should not be relied upon to reflect the number of Acquiring Fund shares to be issued in, and outstanding immediately following, the Reorganization; the actual number of shares to be issued and outstanding will depend upon the net asset value and number of shares of the Voting Fund and the Acquiring Fund at the time of the Reorganization.


                COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

     The Voting Fund and the Acquiring Fund are each a series of FASF, a Minnesota corporation. Because each Fund is a series of the same corporation, your rights as a shareholder of the Acquiring Fund will not differ from your rights as a shareholder of the Voting Fund.


                    VOTING INFORMATION CONCERNING THE MEETING

     This Prospectus/Proxy Statement is being sent to shareholders of Strategy Global Growth Allocation Fund, a series of FASF, in connection with a solicitation of voting instructions by the directors of FASF, to be used at the Meeting. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Voting Fund on or about April 8, 2002.

     The Board of Directors of FASF has fixed the close of business on March 18, 2002, as the record date (the "Record Date") for determining the shareholders of the Voting Fund entitled to receive notice of the Meeting and to give voting instructions, and for determining the number of shares for which such instructions may be given, with respect to the Meeting or any adjournment thereof.

     Approval of the Reorganization will require the affirmative vote of a majority of the outstanding shares of each class of the Voting Fund, voting as separate classes. Abstentions will be counted for purposes of determining a quorum, but will not be included in the amount of shares voted. Accordingly, an abstention will have the effect of a negative vote. Approval of the Plan will be considered approval of the amendment to the Articles of Incorporation of FASF required to effect the Reorganization attached to the Plan.

     If a proxy that is properly executed and returned represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote shares on the Reorganization with respect to which the broker or nominee does not have discretionary power), the shares represented thereby, will not be considered present for purposes of determining the existence of a quorum for the transaction of business and will not be included in determining the number of votes cast.

     The individuals named as proxies on the enclosed proxy card will vote in accordance with your direction as indicated thereon, if your card is received properly executed by you or by your duly appointed agent or attorney-in-fact. If your card is properly executed and you give no voting instructions, your shares will be voted FOR the Reorganization. You can also vote by telephone, with a toll-free call to the appropriate number on the proxy card, and through the Internet Web site stated on the proxy card.

     You may revoke any proxy card by giving another proxy or by letter or telegram revoking the initial proxy. In addition, you can revoke a prior proxy by simply voting again using the proxy card, by a toll-free call to the appropriate number on the proxy card, or through the Internet Website stated on the proxy card. To be effective, your revocation must be received by the Voting Fund prior to the Meeting and must indicate your name and account number. In addition, if you attend the Meeting in person you may, if you wish, vote by ballot at the Meeting, thereby canceling any proxy previously given.

     Proxy solicitations will be made primarily by mail but may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of the Adviser, its affiliates or other representatives of the Voting Fund (who will not be paid for their soliciting activities). The costs of solicitation and the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures will be paid by the Adviser. Neither the Voting Fund or the Acquiring Fund will bear any costs associated with the Meeting, this proxy solicitation or any adjourned session.

     If shareholders of the Voting Fund do not vote to approve the Reorganization, the directors of FASF will consider other possible courses of action in the best interests of shareholders. If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve the Reorganization are not received, the persons named as proxies on a proxy form sent to the Record Holders may propose one or more adjournments of the Meeting to permit further proxy solicitation. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

     A shareholder of the Voting Fund who objects to the proposed Reorganization will not be entitled under either Minnesota law or the Articles of Incorporation, as amended, of FASF, to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes. In addition, if the Reorganization is consummated, the rights of shareholders to exchange among other First American funds or to sell fund shares will not be affected.

     FASF does not hold annual shareholder meetings. If the Reorganization is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of FASF at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by FASF in a reasonable period of time prior to that meeting.

     The votes of the shareholders of the Acquiring Fund are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.

SHAREHOLDER INFORMATION

     The Record Holders of the Voting Fund at the close of business on March 18, 2002 (the Record Date), will be entitled to be present and vote at the Meeting with respect to shares of the Voting Fund owned as of the Record Date. As of the Record Date, the total number of shares of each class of the Voting Fund and Acquiring Fund that were outstanding as of the close of business were as follows:


                        SHARES OUTSTANDING ON RECORD DATE

------------------------------ ------------------------- -----------------------
                                STRATEGY GLOBAL GROWTH     STRATEGY AGGRESSIVE
                                    ALLOCATION FUND          ALLOCATION FUND
------------------------------ ------------------------- -----------------------
 Class A                                     0.000            8,871,199.209
------------------------------ ------------------------- -----------------------
 Class B                                     0.000               16,945.860
------------------------------ ------------------------- -----------------------
 Class C                                     0.000               25,228.771
------------------------------ ------------------------- -----------------------
 Class S                               162,907.006                  529.484
------------------------------ ------------------------- -----------------------
 Class Y                             3,584,329.070            1,465,336.381
------------------------------ ------------------------- -----------------------

     As of March 18, 2002, the officers and directors of FASF beneficially owned as a group less than 1% of the outstanding shares of each Fund, respectively.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of the Record Date, the Funds were aware that the following persons owned of record five percent or more of the outstanding shares of each class of stock of the Funds:


--------------------------------------- -----------------------------------------------------------
                                                    PERCENTAGE OF OUTSTANDING SHARES
--------------------------------------- -----------------------------------------------------------
                                          CLASS A     CLASS B     CLASS C     CLASS S     CLASS Y
--------------------------------------- ----------- ----------- ----------- ----------- -----------
 STRATEGY GLOBAL GROWTH ALLOCATION
  FUND
--------------------------------------- ----------- ----------- ----------- ----------- -----------
 VAR AND CO.
  P.O. BOX 64482
  ST PAUL, MN 55164-0482                                                                   52.43%
--------------------------------------- ----------- ----------- ----------- ----------- -----------
 BAND AND CO
  C/O FIRSTAR BANK
  PO BOX 1787
  MILWAUKEE WI 53201-1787                                                                  25.82%
--------------------------------------- ----------- ----------- ----------- ----------- -----------
 MUGGS AND CO.
  C/O FIRSTAR TRUST CO
  ATTN MUTUAL FUNDS/INCOME
  PO BOX 1787
  MILWAUKEE WI 53201-1787                                                                   9.93%
--------------------------------------- ----------- ----------- ----------- ----------- -----------
 MUGGS AND CO.
  C/O FIRSTAR BANK
  PO BOX 1787
  MILWAUKEE WI 53201-1787                                                      66.90%
--------------------------------------- ----------- ----------- ----------- ----------- -----------
 CAPINCO
  C/O FIRSTAR
  PO BOX 1787
  MILWAUKEE WI 53201-1787                                                      29.45%
--------------------------------------- ----------- ----------- ----------- ----------- -----------

--------------------------------------- -----------------------------------------------------------
                                                    PERCENTAGE OF OUTSTANDING SHARES
--------------------------------------- -----------------------------------------------------------
                                          CLASS A     CLASS B     CLASS C     CLASS S     CLASS Y
--------------------------------------- ----------- ----------- ----------- ----------- -----------
 STRATEGY AGGRESSIVE ALLOCATION FUND
--------------------------------------- ----------- ----------- ----------- ----------- -----------
 US BANK NATIONAL ASSOCIATION
  CUST DAILY VALUED RETIREMENT
  PROGRAMS
  ATTN RECONCILIATION SPFT0401
  180 E 5TH ST
  ST PAUL, MN 55101-2672                   64.88%
--------------------------------------- ----------- ----------- ----------- ----------- -----------
 VAR AND CO.
  P.O. BOX 64482
  ST PAUL, MN 55164-0482                   13.59%
--------------------------------------- ----------- ----------- ----------- ----------- -----------
 STRATEGY AGGRESSIVE ALLOCATION
  OMNIBUS ACCOUNT
  USBANCORP PIPER JAFFRAY FOR THE
  EXCLUSIVE BENEFIT OF ITS CUSTOMERS
  ATTN TA SERVICES MPFP 1922
  601 2ND AVE S
  MINNEAPOLIS, MN 55402-4303                5.79%
--------------------------------------- ----------- ----------- ----------- ----------- -----------
 STRATEGY AGGRESSIVE ALLOCATION
  B OMNIBUS ACCOUNT
  USBANCORP PIPER JAFFRAY FOR THE
  EXCLUSIVE BENEFIT OF ITS CUSTOMERS
  ATTN TA SERVICES MPFP 1922
  601 2ND AVE S
  MINNEAPOLIS, MN 55402-4303                           70.53%
--------------------------------------- ----------- ----------- ----------- ----------- -----------
 US BANK NA CUST
  IRA A/C PEGGY A BUTCHER
  7132 FLINT ST
  SHAWNWW KS 66203-4390                                 8.31%
--------------------------------------- ----------- ----------- ----------- ----------- -----------
 US BANCORP INVESTMENTS INC
  FBO 111164981
  100 S 5TH ST STE 1400
  MINNEAPOLIS MN 55402-1217                             6.03%
--------------------------------------- ----------- ----------- ----------- ----------- -----------
 US BANK NATL ASSN CUST
  NDFI SIMPLE IRA 10-5-2001
  JAMES K DYE CPA PC
  FBO JAMES K DYE
  3555 STANFORD ROAD STE 200
  FORT COLLINS CO 80525-4510                            5.55%
--------------------------------------- ----------- ----------- ----------- ----------- -----------
 STRATEGY AGGRESSIVE ALLOCATION C
  OMNIBUS ACCOUNT
  USBANCORP PIPER JAFFRAY FOR THE
  EXCLUSIVE BENEFIT OF ITS CUSTOMERS
  ATTN TA SERVICES MPFP 1922
  601 2ND AVE S
  MINNEAPOLIS, MN 55402-4303                                       89.56%
--------------------------------------- ----------- ----------- ----------- ----------- -----------
 US BANK TR
  US BANCORP CAP
  U/A 01-01-1984
  180 5TH ST E STE SPEN0502
  ST PAUL MN 55101-2672                                                                    87.50%
--------------------------------------- ----------- ----------- ----------- ----------- -----------
 US BANK NATIONAL ASSOCIATION CUST
  DAILY VALUED RETIREMENT PROGRAMS
  ATTN RECONCILIATION SPFT0401
  180 EAST 5TH ST
  ST PAUL, MN 55101-2672                                                                   11.56%
--------------------------------------- ----------- ----------- ----------- ----------- -----------

--------------------------------------- -----------------------------------------------------------
                                                    PERCENTAGE OF OUTSTANDING SHARES
--------------------------------------- -----------------------------------------------------------
                                          CLASS A     CLASS B     CLASS C     CLASS S     CLASS Y
--------------------------------------- ----------- ----------- ----------- ----------- -----------
 MUGGS AND CO.
  C/O FIRSTAR BANK
  PO BOX 1787
  MILWAUKEE WI 53201-1787                                                      78.04%
--------------------------------------- ----------- ----------- ----------- ----------- -----------
 FIRST AMERICAN FUNDS
  ATTN TEENA LARSON MPFP 1922
  601 2ND AVE S
  MINNEAPOLIS MN 55402-4303                                                    21.96%
--------------------------------------- ----------- ----------- ----------- ----------- -----------


                        FINANCIAL STATEMENTS AND EXPERTS

     The Annual Report of First American Strategy Funds, Inc. for the year ended and as of September 30, 2001, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement. The financial statements and financial highlights have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports incorporated by reference herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.


                                 OTHER BUSINESS

     FASF's Board of Directors does not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

     THE BOARD OF DIRECTORS OF FASF RECOMMENDS APPROVAL OF THE PLAN AND ANY UNMARKED PROXY CARDS WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF SUCH PLAN.

April 5, 2002

                 (This page has been left blank intentionally.)

                                                                       EXHIBIT A


                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 22nd day of February, 2002, by and between First American Strategy Funds, Inc., a Minnesota corporation with its principal place of business 800 Nicollet Mall, Minneapolis, Minnesota 55402 ("FASF"), with respect to its Strategy Aggressive Allocation Fund (the "Acquiring Fund"), and FASF, with respect to its Strategy Global Growth Allocation Fund (the "Selling Fund").

     The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange for Class A, Class B, Class C, Class S and Class Y shares of common stock, $.01 par value per share, of the Acquiring Fund (the Class A, Class B, Class C Class S and Class Y shares of the Acquiring Fund to be issued to the Selling Fund, the "Acquiring Fund Shares");
(ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, both Funds are authorized to issue their common shares; and

     WHEREAS, the Directors of FASF have determined that the transactions contemplated herein will be in the best interests of the Acquiring Fund, the Selling Fund and their respective shareholders and that the interests of the existing shareholders of the Acquiring Fund and the Selling Fund will not be diluted as a result thereof.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:


                                    ARTICLE I

           TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR THE
        ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND LIABILITIES
                       AND LIQUIDATION OF THE SELLING FUND

     1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of its assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees, in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

     1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

     The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that, as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

     The Selling Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments (the "Securities List"). The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's Securities List that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. If the Selling Fund holds any investments that the Acquiring Fund may not hold (as identified by the Acquiring Fund pursuant hereto), the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

     1.3 LIABILITIES TO BE ASSUMED. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

     1.4 LIQUIDATION AND DISTRIBUTION. On the Closing Date, (a) the Selling Fund will liquidate and distribute pro rata to its shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to terminate as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement on Form N-14, which has been distributed to shareholders of the Selling Fund as described in paragraph 4.1(o).

     1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

     1.8 TERMINATION. The Selling Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

     1.9 ARTICLES OF AMENDMENT. To bind all holders of Selling Fund shares to the Reorganization, and in particular to bind them to the cancellation and retirement of the outstanding Selling Fund shares, FASF shall, before the Closing Date, (a) obtain approval pursuant to Minnesota law of articles of amendment ("Amendment") to its Articles of Incorporation (in substantially the form attached hereto as Exhibit A) and (b) file same with the Secretary of State of Minnesota.

     1.10 CREDIT FOR SALES CHARGES. The Acquiring Fund agrees that in determining contingent deferred sales charges applicable to Class B or Class C shares issued by it in the

Reorganization and, with respect to Class B shares, the date upon which such shares convert to Class A shares, it shall give credit for the period during which the holders thereof held the Class B or Class C shares of the Selling Fund in exchange for which such Acquiring Fund shares were issued. In the event that Class A shares of the Acquiring Fund are distributed in the Reorganization to former holders of Class A shares of the Selling Fund with respect to which the front-end sales charge was waived due to a purchase of $1 million or more, the Acquiring Fund agrees that in determining whether a deferred sales charge is payable upon the sale of such Class A shares of the Acquiring Fund it shall give credit for the period during which the holder thereof held such Selling Fund shares.


                                   ARTICLE II

                                    VALUATION

     2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day immediately prior to the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in FASF's Articles of Incorporation and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

     2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in FASF's Articles of Incorporation and the Acquiring Fund's then current prospectus and statement of additional information.

     2.3 SHARES TO BE ISSUED. The number of full and fractional Acquiring Fund Shares of each class to be issued in exchange for the Selling Fund's assets shall be determined by multiplying the outstanding shares of each class of the Selling Fund by the ratio computed by dividing the net asset value per share attributable to each class of the Selling Fund by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Selling Fund Shareholders of Class A, Class B, Class C, Class S and Class Y shares will receive Class A, Class B, Class C, Class S and Class Y shares, respectively, of the Acquiring Fund.


                                   ARTICLE III

                            CLOSING AND CLOSING DATE

     3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about May 20, 2002, or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 8:00 a.m. Central time at the offices of FASF, or at such other time and/or place as the parties may agree.

     3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities held by the mutual funds underlying the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date (and the Closing Date) shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.3 TRANSFER AGENT'S CERTIFICATE. The Selling Fund shall cause its transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or cause its transfer agent to issue and deliver, to the Secretary of FASF a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.


                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

          (a) The Selling Fund is a separate investment series of FASF, a corporation duly organized, validly existing, and in good standing under the laws of the State of Minnesota.

          (b) FASF is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), is in full force and effect.

          (c) The Selling Fund has all necessary federal, state and local authorizations, licenses and approvals necessary or desirable to carry on its business as such business is now being conducted.

          (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of FASF's Articles of Incorporation or Bylaws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

          (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

          (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

          (g) The audited financial statements of the Selling Fund at September 30, 2001, are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no material known contingent liabilities of the Selling Fund as of such date not disclosed therein.

          (h) Since September 30, 2001, there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

          (i) At the Closing Date, all material federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

          (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

          (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

          (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed in writing to the Acquiring Fund and accepted by the Acquiring Fund.

          (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

          (n) The information furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

          (o) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. The Prospectus/Proxy Statement included in the Registration Statement (other than information therein that relates to the Acquiring
     Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading (other than as may timely be remedied by further appropriate disclosure).

     4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

          (a) The Acquiring Fund is a separate investment series of FASF, a corporation duly organized, validly existing and in good standing under the laws of the State of Minnesota.

          (b) FASF is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

          (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

          (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of FASF's Articles of Incorporation or Bylaws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

          (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

          (f) The audited financial statements of the Acquiring Fund at September 30, 2001, are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

          (g) Since September 30, 2001, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

          (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

          (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

          (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

          (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

          (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

          (m) The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

          (n) The Prospectus/Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading (other than as may timely be remedied by further appropriate disclosure).

          (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.


                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

     5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

     5.2 APPROVAL BY SHAREHOLDERS. FASF will call a meeting of the shareholders of the Selling Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

     5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

     5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by Ernst & Young LLP and certified by FASF's President, Vice President or Treasurer.


                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

     The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1 All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by a duly authorized officer of FASF, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

     6.2 With respect to the Selling Fund, FASF shall have received on the Closing Date an opinion of Dorsey & Whitney LLP, dated as of the Closing Date, in a form reasonably satisfactory to FASF, covering the following points:

          (a) The Acquiring Fund is a separate investment series of FASF, a corporation duly organized, validly existing and in good standing under the laws of the State of Minnesota, and has the corporate power to own all of its properties and assets and to carry on its business as presently conducted.

          (b) FASF is registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

          (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

          (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid and that the conditions set forth in this Agreement have been satisfied, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any statutory preemptive rights in respect thereof.

          (e) To the knowledge of such counsel, the Registration Statement has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued; and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Minnesota is required for consummation by FASF and the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act and the 1940 Act, and as may be required under state securities laws.

          (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of FASF's Articles of Incorporation or Bylaws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree (in each case known to such counsel) to which the Acquiring Fund is a party or by which it is bound.

     Such opinion shall contain such assumptions and limitations as shall be in the opinion of Dorsey & Whitney LLP appropriate to render the opinions expressed therein.


                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by a duly authorized officer of FASF, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

     7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Valuation Date, certified by the Treasurer of FASF.

     7.3 With respect to the Acquiring Fund, FASF shall have received on the Closing Date an opinion of Dorsey & Whitney LLP, in a form reasonably satisfactory to FASF, covering the following points:

          (a) The Selling Fund is a separate investment series of FASF, a corporation duly organized, validly existing and in good standing under the laws of the State of Minnesota, and has the corporate power to own all of its properties and assets and to carry on its business as presently conducted.

          (b) FASF is registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

          (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

          (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Minnesota is required for consummation by FASF and the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act and the 1940 Act, and as may be required under state securities laws.

          (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of FASF's Articles of Incorporation or Bylaws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree (in each case known to such counsel) to which the Selling Fund is a party or by which it is bound.

          (f) Assuming that a consideration therefor of not less than the net asset value thereof has been paid and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

     Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Dorsey & Whitney LLP appropriate to render the opinions expressed therein.


                                  ARTICLE VIII

               FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
                       ACQUIRING FUND AND THE SELLING FUND

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of FASF's Articles of Incorporation and Bylaws, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

     8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

     8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 FASF shall have obtained such exemptive relief from the provisions of
Section 17 of the 1940 Act as may, in the view of counsel, be required in order to consummate the transactions contemplated hereby.

     8.6 The parties shall have received on the Closing Date a favorable opinion of Faegre & Benson LLP substantially to the effect that for federal income tax purposes:

          (a) The transfer of all the assets of the Selling Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund Shareholders in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

          (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

          (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

          (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund. Selling Fund Shareholders subject to taxation will recognize income upon receipt of any net investment income or net capital gains of the Selling Fund which are distributed by the Selling Fund prior to the Closing Date.

          (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

          (f) The tax basis of the assets of the Selling Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

     Such opinion shall contain such assumptions and limitations as shall be in the opinion of Faegre & Benson LLP appropriate to render the opinions expressed therein.

     8.7 The Amendment shall have been filed in accordance with the applicable provisions of Minnesota law.

     8.8 The Acquiring Fund's investment adviser shall have paid or agreed to pay the costs incurred by FASF in connection with the Reorganization, including the fees and expenses associated with the preparation and filing of the application for exemptive relief referred to in paragraph 8.5 above and the Registration Statement, and the expenses of printing and mailing the prospectus/proxy statement, soliciting proxies and holding the shareholders meeting required to approve the transactions contemplated by this Agreement.


                                   ARTICLE IX

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     9.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     9.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.


                                    ARTICLE X

                                   TERMINATION

     10.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

          (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

          (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

     10.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, or FASF or its Directors or officers, to the other party.


                                   ARTICLE XI

                                   AMENDMENTS

     11.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquiring Fund and the Selling Fund; provided, however, that following the meeting of shareholders of the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to such Selling Fund Shareholders under this Agreement to the detriment of the Selling Fund Shareholders without their further approval.


                                   ARTICLE XII

                HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

     12.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     12.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     12.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Minnesota, without giving effect to the conflicts of laws provisions thereof.

     12.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                        FIRST AMERICAN STRATEGY FUNDS,
                                        INC. ON BEHALF OF ITS STRATEGY
                                        AGGRESSIVE ALLOCATION FUND



                                        By:
                                            ------------------------------------
                                        Name:   Jeffery M. Wilson
                                        Title:  Vice President



                                        FIRST AMERICAN STRATEGY FUNDS,
                                        INC. ON BEHALF OF ITS STRATEGY
                                        GLOBAL GROWTH ALLOCATION FUND



                                        By:
                                            ------------------------------------
                                        Name:   Jeffery M. Wilson
                                        Title:  Vice President

                                                                       EXHIBIT A
                                                                    TO AGREEMENT
                                                                     AND PLAN OF
                                                                  REORGANIZATION

                              ARTICLES OF AMENDMENT
                                       TO
                            ARTICLES OF INCORPORATION
                                       OF
                       FIRST AMERICAN STRATEGY FUNDS, INC.

     The undersigned officer of First American Strategy Funds, Inc. (the "Corporation"), a Minnesota corporation which is subject to the provisions of Minnesota Statutes, Chapter 302A, hereby certifies that the following amendment to the Corporation's Articles of Incorporation has been adopted by the Board of Directors and by the requisite vote of shareholders of the Corporation pursuant to said Chapter 302A:

     WHEREAS, the Corporation is registered as an open-end management investment company (I.E., a mutual fund) under the Investment Company Act of 1940 and offers its shares to the public in several series, each of which represents a separate and distinct portfolio of assets;

     WHEREAS, it is desirable and in the best interests of the holders of the Series E shares of the Corporation (also known as "Global Growth Allocation Fund") that the assets belonging to such series, subject to all liabilities of such series, be sold to a separate portfolio of the Corporation which is known as "Aggressive Allocation Fund" and which is represented by the Corporation's Series D shares, in exchange for shares of Aggressive Allocation Fund, which shares will be distributed PRO RATA to the former shareholders of Global Growth Allocation Fund;

     WHEREAS, Global Growth Allocation Fund and Aggressive Allocation Fund have entered into an Agreement and Plan of Reorganization providing for the foregoing transactions; and

     WHEREAS, the Agreement and Plan of Reorganization requires that, in order to bind all holders of shares of Global Growth Allocation Fund to the foregoing transactions, and in particular to bind such holders to the cancellation and retirement of the outstanding Global Growth Allocation Fund shares, it is necessary to adopt an amendment to the Corporation's Articles of Incorporation.

     NOW, THEREFORE, BE IT RESOLVED, that the Corporation's Articles of Incorporation be, and the same hereby are, amended to add the following Article 7A immediately following Article 7 thereof:

     ARTICLE 7A. (a) For the purposes of this Article 7A, the following terms shall have the following meanings:

          "Acquired Fund" means the Corporation's Global Growth Allocation Fund, which is represented by the Corporation's Series E Common Shares.

          "Class A Acquired Fund Shares" means the Corporation's Series E, Class One Common Shares.

          "Class B Acquired Fund Shares" means the Corporation's Series E, Class Two Common Shares.

          "Class C Acquired Fund Shares" means the Corporation's Series E, Class Three Common Shares.

          "Class S Acquired Fund Shares" means the Corporation's Series E, Class Five Common Fund Shares.

          "Class Y Acquired Fund Shares" means the Corporation's Series E, Class Four Common Shares.

          "Acquiring Fund" means the Corporation's Aggressive Allocation Fund, which is represented by the Corporation's Class D Common Shares.

          "Class A Acquiring Fund Shares" means the Corporation's Series D, Class Two Common Shares.

          "Class B Acquiring Fund Shares" means the Corporation's Series D, Class Three Common Shares.

          "Class C Acquiring Fund Shares" means the Corporation's Series D, Class Four Common Shares.

          "Class S Acquiring Fund Shares" means the Corporation's Series D, Class One Common Fund Shares.

          "Class Y Acquiring Fund Shares" means the Corporation's Series D, Class Five Common Shares.

          "Reorganization Agreement" means that Agreement and Plan of Reorganization dated February 22, 2002, between the Acquired Fund and the Acquiring Fund.

          "Effective Time" means the date and time at which delivery of the assets of the Acquired Fund and the shares of the Acquiring Fund to be issued pursuant to the Reorganization Agreement, and the liquidation of the Acquired Fund, occurs.

          "Valuation Time" means the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Effective Time.

     (b) At the Effective Time, the assets belonging to the Acquired Fund, the Special Liabilities associated with such assets, and the General Assets and General Liabilities allocated to the Acquired Fund, shall be sold to and assumed by the Acquiring Fund in return for Acquiring Fund shares, all pursuant to the Reorganization Agreement. For purposes of the foregoing, the terms "assets belonging to," "Special Liabilities," "General Assets" and "General Liabilities" have the meanings assigned to them in Article 9(b), (c) and (d) of the Corporation's Articles of Incorporation.

     (c) The numbers of Class A, Class B, Class C, Class S and Class Y Acquiring Fund Shares to be received by the Acquired Fund and distributed by it to the holders of Class A, Class B, Class C, Class S and Class Y Acquired Fund Shares shall be determined as follows:

          (i) The net asset value per share of the Acquired Fund's and the Acquiring Fund's Class A Shares, Class B Shares, Class C Shares, Class S Shares and Class Y Shares shall be computed as of the Valuation Time using the valuation procedures set forth in the Corporation's Articles of Incorporation and Bylaws and then-current Prospectus and Statement of Additional Information and as may be required by the Investment Company Act of 1940, as amended (the "1940 Act").

          (ii) The total number of Class A Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class A Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class A Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class A Acquiring Fund Shares, each as determined pursuant to (i) above.

          (iii) The total number of Class B Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class B Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class B Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class B Acquiring Fund Shares, each as determined pursuant to (i) above.

          (iv) The total number of Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class C Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class C Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class C Acquiring Fund Shares, each as determined pursuant to (i) above.

          (v) The total number of Class S Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class S Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class S Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class S Acquiring Fund Shares, each as determined pursuant to (i) above.

          (vi) The total number of Class Y Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class Y Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class Y Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class Y Acquiring Fund Shares, each as determined pursuant to (i) above.

          (vii) At the Effective Time, the Acquired Fund shall distribute to the Acquired Fund shareholders of the respective classes PRO RATA within such classes (based upon the ratio that the number of Acquired Fund shares of the respective classes owned by each Acquired Fund shareholder bears to the total number of issued and outstanding Acquired Fund shares of the respective classes) the full and fractional Acquiring Fund shares of the respective classes received by the Acquired Fund pursuant to (ii) through
     (vi) above. Accordingly, each Class A Acquired Fund shareholder shall receive, at the Effective Time, Class A Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class A Acquired Fund Shares owned by such Acquired Fund shareholder; each Class B Acquired Fund shareholder shall receive, at the Effective Time, Class B Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class B Acquired Fund Shares owned by such Acquired Fund shareholder; each Class C Acquired Fund shareholder shall receive, at the Effective Time, Class C Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class C Acquired Fund Shares owned by such Acquired Fund shareholder; each Class S Acquired Fund shareholder shall receive, at the Effective Time, Class S Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class S Acquired Fund Shares owned by such Acquired Fund shareholder; and each Class Y Acquired Fund shareholder shall receive, at the Effective Time, Class Y Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class Y Acquired Fund Shares owned by such Acquired Fund shareholder.

     (d) The distribution of Acquiring Fund shares to Acquired Fund shareholders provided for in paragraph (c) above shall be accomplished by an instruction, signed by the Corporation's Secretary, to transfer the Acquiring Fund shares then credited to the Acquired Fund's account on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders in amounts representing the respective PRO RATA number of Acquiring Fund shares due each such shareholder pursuant to the foregoing provisions. All issued and outstanding shares of the Acquired Fund shall simultaneously be cancelled on the books of the Acquired Fund and retired.

     (e) From and after the Effective Time, the Acquired Fund shares cancelled and retired pursuant to paragraph (d) above shall have the status of authorized and unissued Series E Common Shares of the Corporation, without designation as to class.

     The undersigned officer of the Corporation hereby acknowledges, in the name and on behalf of the Corporation, the foregoing Articles of Amendment to be the corporate act of the Corporation and further certifies that, to the best of his or her knowledge, information and belief, the matters and facts set forth therein with respect to the approval thereof are true in all material respects, under the penalties of perjury.

     IN WITNESS WHEREOF, the Corporation has caused these Articles of Amendment to be signed in its name and on its behalf by its President or a Vice President
and witnessed by its Secretary or an Assistant Secretary on           , 2002.


FIRST AMERICAN STRATEGY FUNDS, INC.


By:
    ---------------------------------------------


By:
    ---------------------------------------------



WITNESS:



-------------------------------------------------
Secretary, First American Strategy Funds, Inc.

                                                                       EXHIBIT B






                              MANAGEMENT DISCUSSION
                                       OF
                                FUND PERFORMANCE

                 (EXCERPTED FROM THE FASF ANNUAL REPORT FOR THE
                         YEAR ENDED SEPTEMBER 30, 2001)

STRATEGY AGGRESSIVE ALLOCATION

INVESTMENT OBJECTIVE: HIGH CAPITAL GROWTH



In a challenging environment for stock investors, the First American Strategy Aggressive Growth Fund, which was renamed Strategy Aggressive Allocation on September 24, 2001, posted a decline of 25.77% for the fiscal year ended September 30, 2001. For the same period, the fund's benchmarks had significantly varied performance. The S&P 500 Composite Index fell 26.62%, while the Lehman Government/Credit Bond Index rose 13.17%.

The 12-month period proved to be a difficult one for equity markets, and that was particularly true for growth-oriented issues, one of the dominant themes in this portfolio. Led by a precipitous fall in technology and telecommunications stocks, a number of the equity funds represented in the portfolio suffered significant declines. For most of the period, smaller stocks performed better than larger-cap stocks, although that was on a relative basis. Stock markets as a whole registered double-digit losses during the 12-month period, resulting in few positive opportunities for the fund. On the other hand, with a slowing economy and the Federal Reserve cutting short-term interest rates, bond returns enjoyed a positive bounce.

The fund utilized a strategic approach to the market, with close to 90% of the portfolio invested in equity funds and the other 10% in fixed-income and money market funds. Most of the equity funds represented in the portfolio had to cope with broad stock market weakness that predominated throughout the year.

The brightest spots in the equity portfolio were value-oriented funds. They benefited from a general trend in the market that favored stocks of companies that were considered to be attractively priced based on a number of fundamental measures. This was a major departure from the themes that drove the markets in the late 1990s and early 2000, which placed a greater emphasis on stocks that were driven by momentum rather than fundamental factors. By contrast, our investments in growth and international funds were both hard hit, as those stocks declined in dramatic fashion.

Because of its aggressive structure and objective, the fund puts little emphasis in fixed-income securities. However, this area contributed in a positive way to the fund's performance for the 12-month period.

The market appears to be filled with uncertainty in the near term. In light of the events of September 11, the U.S. economy is likely to be in a recession or a very slow growth mode into the early months of 2002. However, once a recovery appears to be in sight, it seems likely stocks will react positively to the news.


--------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                 SINCE INCEPTION(5)
                                                    ----------------------------
                                           1 YEAR      10/1/1996    9/24/2001
--------------------------------------------------------------------------------
Class A NAV                                    --             --        3.25%
--------------------------------------------------------------------------------
Class A POP                                    --             --       -2.39%
--------------------------------------------------------------------------------
Class B NAV                                    --             --        3.25%
--------------------------------------------------------------------------------
Class B POP                                    --             --       -1.75%
--------------------------------------------------------------------------------
Class C NAV                                    --             --        3.25%
--------------------------------------------------------------------------------
Class C POP                                    --             --        1.27%
--------------------------------------------------------------------------------
Class S                                   -25.77%          4.81%           --
--------------------------------------------------------------------------------
Class Y                                        --             --        3.25%
--------------------------------------------------------------------------------
S&P 500 Composite Index(3)                -26.62%         10.22%           --
--------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(4)     13.17%          8.00%           --
--------------------------------------------------------------------------------

STRATEGY AGGRESSIVE ALLOCATION


VALUE OF A $10,000 INVESTMENT(1),(2) as of September 30, 2001

[PLOT POINTS CHART]

           First American Strategy
         Aggressive Allocation Fund,        S&P 500         Lehman Government/
                  Class S             Composite Index(3)   Credit Bond Index(4)
         ----------------------------------------------------------------------

10/1996            10,000                   10,000                 10,000
 9/1997            12,706                   13,668                 10,709
 9/1998            11,455                   14,903                 12,084
 9/1999            13,808                   19,044                 11,888
 9/2000            17,036                   21,574                 12,687
 9/2001            12,647                   15,831                 14,359


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance presented is for Class S shares (called Class A shares prior to September 24, 2001). Performance for Class A, Class B, Class C, and Class Y shares is not presented. Class A shares have similar operating expenses to Class S shares, and will have similar returns. Class B and Class C shares have higher expenses than Class S shares, and will have lower returns. Class Y shares have lower operating expenses than Class S shares, and will have higher returns.

(3)  An unmanaged index of large-capitalization stocks.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities.

(5) The performance since inception for each index is calculated from the month end following the inception of the class. Performance for Classes A, B, C, and Y represents cumulative total return as the classes have been in operation less than one year.

STRATEGY GLOBAL GROWTH ALLOCATION

INVESTMENT OBJECTIVE: CAPITAL GROWTH



Stocks around the globe have been mired in a bear market, which has made it difficult for investors to profit in the short term. This environment led to a decline for the First American Strategy Global Growth Allocation Fund of 29.58% for the twelve months ended September 30, 2001. For the same period, the fund's benchmark, the MSCI World Index, lost 27.87%.

Markets around the world were confronted with an environment of slower economic growth. The trend began in earnest in the United States in the fourth quarter of 2000, and continued throughout the fiscal year. European markets seemed to follow suit, while Japan's economy continued to be challenged by long-term economic issues that have tempered its equity markets for years.

The fund utilizes a strategic approach to the market, with approximately 50% of the portfolio directed to equity funds investing primarily overseas and the other 50% in domestic equity funds. An important development during the period was that this fund, formerly the Global Equity Fund, become part of the First American Funds family. As one of the Asset Allocation Funds offered by First American, the fund invests strictly in other First American mutual funds.

There was no real opportunity to capitalize on improving markets during the year. The economic slowdown was particularly damaging to stocks, as many companies suddenly found they were unable to meet their projections for profit growth. Stock prices tumbled throughout the year, both in the United States and most foreign markets.

Value and small- to mid-cap funds generally performed the best, but that was only on a relative basis. All still delivered negative returns for the 12-month period. The fund's allocation includes a broad range of U.S. stocks, with the principal domestic emphasis on funds investing in blue-chip, large-company stocks. Most of the international component is invested in First American International Fund, which focuses primarily on the largest economies around the world. About 5% of the fund is invested in the First American Emerging Markets Fund, offering a chance to capitalize on growth opportunities in some of the fastest-growing markets.

The global slowdown appears likely to continue at least in the near term. In the wake of the September 11 attacks, central banks around the world seem determined to provide needed liquidity to help turn economies around. While it may take several months for equity markets to show consistent improvement, most should recover once the global economic environment improves.


--------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                             SINCE INCEPTION(5)
                                      ------------------------------------------
                               1 YEAR    12/3/1997    12/11/2000    9/24/2001
--------------------------------------------------------------------------------
Class A NAV                        --           --            --        2.77%
--------------------------------------------------------------------------------
Class A POP                        --           --            --       -2.86%
--------------------------------------------------------------------------------
Class B NAV                        --           --            --        2.77%
--------------------------------------------------------------------------------
Class B POP                        --           --            --       -2.23%
--------------------------------------------------------------------------------
Class C NAV                        --           --            --        2.77%
--------------------------------------------------------------------------------
Class C POP                        --           --            --        0.76%
--------------------------------------------------------------------------------
Class S                            --           --       -26.16%           --
--------------------------------------------------------------------------------
Class Y                       -29.58%       -1.08%            --           --
--------------------------------------------------------------------------------
MSCI World Index(3)           -27.87%        1.52%        -23.40           --
--------------------------------------------------------------------------------
MSCI EAFE(4)                  -28.27%       -0.55%        -26.35           --
--------------------------------------------------------------------------------

STRATEGY GLOBAL GROWTH ALLOCATION


VALUE OF A $10,000 INVESTMENT(1),(2) as of September 30, 2001

[PLOT POINTS CHART]

             First American Global
            Growth Allocation Fund,          MSCI
                    Class Y             World Index(3)      MSCI EAFE(4)
            ------------------------------------------------------------

12/1997             10,000                  10,000            10,000
11/1998             10,395                  11,897            11,574
11/1999             13,351                  14,469            14,056
10/2000             13,178                  14,267            13,218
 9/2001              9,595                  10,464             9,708

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On September 24, 2001, the Global Growth Allocation Fund became the successor by merger to the Firstar Global Equity Fund. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar Global Equity Fund. Firstar Global Equity Fund was organized on December 11, 2000, and prior to that, was a separate series of Firstar Stellar Funds, Inc. Performance presented prior to December 11, 2000, represents that of the predecessor Stellar Fund, which offered only one class of shares with a 0.25% Rule 12b-1 fee. Class Y shares do not have a Rule 12b-1 fee.

(2) Performance for Class A, Class B, Class C, and Class S shares is not presented. Performance for these classes is lower due to higher expenses.

(3) The Morgan Stanley Capital International World Index (MSCIWorld Index) is an unmanaged, market-capitalization-weighted index comprised of common stocks of companies located in 22 countries in North America (including the United States), Europe, and the Asia/Pacific region. The MSCI World Index is available in both local currency and U.S. dollar terms. Previously, the fund used the MSCI Europe, Australasia, Far East Index (MSCI EAFE Index) as a benchmark. Going forward, the fund will use the MSCI World Index because its composition better matches the fund's investment objectives and strategies.

(4) The MSCI EAFE Index is an unmanaged index including approximately 1,100 companies representing the stock markets of 20 European countries, Australasia, New Zealand, Japan, Hong Kong, and Singapore.

(5) The performance since inception for each index is calculated from the month end following the inception of the class (class S share index performance is cumulative total return). Performance for Classes A, B, C, and S represents cumulative total return as the classes have been in operation less than one year.

                                     PART B

             STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 5, 2002

                       FIRST AMERICAN STRATEGY FUNDS, INC.
                                800 Nicollet Mall
                              Minneapolis, MN 55402
                                 (800) 677-3863

                          ACQUISITION OF THE ASSETS OF
                     STRATEGY GLOBAL GROWTH ALLOCATION FUND
                         A SEPARATELY MANAGED SERIES OF
                       FIRST AMERICAN STRATEGY FUNDS, INC.

                        BY AND IN EXCHANGE FOR SHARES OF
                       STRATEGY AGGRESSIVE ALLOCATION FUND
                         A SEPARATELY MANAGED SERIES OF
                       FIRST AMERICAN STRATEGY FUNDS, INC.

         This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated April 5, 2002, relating to the proposed reorganization of Strategy Global Growth Allocation Fund (the "Voting Fund"), a series of First American Strategy Funds, Inc. ("FASF"), with and into Strategy Aggressive Allocation Fund (the "Acquiring Fund"), a separate series of FASF. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to FASF at the telephone number or address set forth above. This Statement of Additional Information has been incorporated by reference into the Prospectus/Proxy Statement.

         Further information about the Acquiring Fund and the Voting Fund is contained in FASF's Prospectus dated January 28, 2002, as supplemented, FASF's Statement of Additional Information dated January 28, 2002, and the Annual Report of FASF for the year ended September 30, 2001.

         This Statement of Additional Information incorporates by reference the following described documents, each of which accompanies this Statement of Additional Information:

         (1) The Statement of Additional Information of FASF dated January 28, 2002.

         (2)      Annual Report of FASF for the year ended September 30, 2001.

FIRST AMERICAN AGGRESSIVE ALLOCATION FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
SEPTEMBER 30, 2001
(UNAUDITED)

                                                           First American    First American                   Pro Forma Combined
                                                              Strategy       Strategy Global               First American Strategy
                                                             Aggressive          Growth                     Aggressive Allocation
                                                           Allocation Fund   Allocation Fund   Adjustments          Fund(1)
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, at value (cost $119,001,
       $56,511, and $175,512, respectively)                  $    85,962      $    45,147      $        --         $   131,109
     Accrued income                                                    2                2               --                   4
     Investment securities sold                                    1,250               --               --               1,250
     Capital shares sold                                             292               31               --                 323
     Other assets                                                     69              250               --                 319
----------------------------------------------------------------------------------------------------------------------------------
       Total assets                                               87,575           45,430               --             133,005
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
     Cash overdraft                                                  401              325                                  726
     Capital shares redeemed                                       1,146                9               --               1,155
     Payable to affiliates                                            97              260               --                 357
     Other liabilities                                               101                9               --                 110
----------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                                           1,745              603               --               2,348
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $    85,830      $    44,827      $        --         $   130,657
==================================================================================================================================
NET ASSETS CONSIST OF:
     Paid in capital                                         $   119,239      $    59,228      $        --         $   178,467
     Undistributed net investment income                              43               --               --                  43
     Accumulated net realized loss on investments                   (413)          (3,037)              --              (3,450)
     Net unrealized depreciation of investments                  (33,039)         (11,364)              --             (44,403)
----------------------------------------------------------------------------------------------------------------------------------
         Total net assets                                    $    85,830      $    44,827      $        --         $   130,657
==================================================================================================================================
NET ASSETS:
     Class A                                                 $    85,656      $        --      $        --         $    85,656
     Class B                                                         100               --               --                 100
     Class C                                                          72               --               --                  72
     Class S                                                          --            2,624               --               2,624
     Class Y                                                           2           42,203               --              42,205
----------------------------------------------------------------------------------------------------------------------------------
         Total net assets                                    $    85,830      $    44,827      $        --         $   130,657
==================================================================================================================================
SHARES OUTSTANDING:
     Class A                                                       9,972               --               --               9,972
     Class B                                                          12               --               --                  12
     Class C                                                           8               --               --                   8
     Class S                                                          --              318              (13)(2)             305
     Class Y                                                          --            5,103             (190)(2)           4,913
----------------------------------------------------------------------------------------------------------------------------------
        Total shares outstanding                                   9,992            5,421             (202)             15,211
==================================================================================================================================
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
     Class A                                                 $      8.59               --                          $      8.59
     Class B                                                 $      8.59               --                          $      8.59
     Class C                                                 $      8.59               --                          $      8.59
     Class S                                                 $      8.59      $      8.26                          $      8.59
     Class Y                                                 $      8.59      $      8.27                          $      8.59
----------------------------------------------------------------------------------------------------------------------------------
OFFERING PRICE PER SHARE:
     Class A                                                 $      9.09               --                          $      9.09
     Class B                                                 $      8.59               --                          $      8.59
     Class C                                                 $      8.68               --                          $      8.68
     Class S                                                 $      8.59      $      8.26                          $      8.59
     Class Y                                                 $      8.59      $      8.27                          $      8.59
----------------------------------------------------------------------------------------------------------------------------------

(1) The First American Aggressive Allocation Fund will be the accounting survivor.
(2) Reflects new shares issued, net of retired shares of the respective Fund.

            See Accompanying Notes to Pro Forma Financial Statements

FIRST AMERICAN STRATEGY AGGRESSIVE ALLOCATION FUND
PRO FORMA STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2001
(UNAUDITED)

                                                                                                               Pro Forma Combined
                                                           First American       First American                   First American
                                                           Strategy Global   Strategy Aggressive               Strategy Aggressive
                                                          Growth Allocation    Allocation Fund   Adjustments   Allocation Fund(1)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income distributions received from underlying funds        $     1,681      $     1,348      $        --         $     3,029
----------------------------------------------------------------------------------------------------------------------------------
     Total income                                                   1,681            1,348               --               3,029

EXPENSES:
   Investment advisory fees                                           413              260              (58)(3)             615
   Administrator and fund accounting fees                             111              113              356 (3)             580
   Distribution and shareholder servicing fees - Class A               --               --              213 (3)             213
   Shareholder servicing fees - Class S                                 3              260               --                 263
   Transfer agent fees                                                 51               75              (33)(3)              93
   Custodian fees                                                      11               31              (17)(3)              25
   Directors' fees                                                      9                2               (9)(4)               2
   Registration fees                                                   25               50              (19)(4)              56
   Professional fees                                                   46               46              (46)(4)              46
   Printing                                                            16               16               (8)(4)              24
   Other                                                                2                1               --                   3
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES                                                     687              854              379               1,920
   Less: Waiver and reimbursement of expenses                        (274)            (437)            (370)(2)          (1,081)
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL NET EXPENSES                                                 413              417                9                 839
----------------------------------------------------------------------------------------------------------------------------------
     NET INVESTMENT INCOME                                          1,268              931               (9)              2,190
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Capital gain distributions received from underlying funds           2,958            6,882                                9,840
Net realized gain (loss) on investments                            (5,996)           1,339               --              (4,657)
Net change in unrealized appreciation or depreciation of
   investments                                                    (15,557)         (39,267)              --             (54,824)
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                   (18,595)         (31,046)              --             (49,641)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   (17,327)     $   (30,115)     $        (9)        $   (47,451)
==================================================================================================================================

(1) The First American Strategy Aggressive Allocation Fund will be the accounting survivor.
(2) Reflects adjustment based on expense limitation for the combined fund.
(3) Adjustment based on contractual agreements with the investment advisor, administrator, transfer agent and custodian for the combined fund. Information is based on expense arrangements that took effect on October 1, 2001.
(4) Reflects anticipated savings of the merger.

            See Accompanying Notes to Pro Forma Financial Statements

FIRST AMERICAN STRATEGY AGGRESSIVE ALLOCATION FUND
PRO FORMA SCHEDULE OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                               Pro Forma                                                                               Pro Forma
   First        First          Combined                                                                                Combined
  American     American     First American                                        First American   First American   First American
  Strategy     Strategy        Strategy                                              Strategy         Strategy         Strategy
 Aggressive  Global Growth    Aggressive                                            Aggressive      Global Growth     Aggressive
 Allocation   Allocation      Allocation                                          Allocation Fund  Allocation Fund  Allocation Fund
Fund Shares   Fund Shares   Fund Shares(1)  Description                              at Value         at Value        at Value(1)
-----------  -------------  --------------  ------------------------------------- ---------------  ---------------  ---------------
                                            EQUITY FUNDS - 93.5%
                                            First American Investment Funds, Inc.
    654,277        345,301        999,578      Emerging Markets Fund                 $  3,873         $  2,044         $   5,917
    584,343        569,803      1,154,146      Equity Index Fund                       11,389           11,105            22,494
  1,222,762      2,025,678      3,248,440      International Fund                      11,042           18,292            29,334
  1,436,279        451,797      1,888,076      Large Cap Growth Fund                   13,559            4,265            17,824
  1,062,726        355,957      1,418,683      Large Cap Value Fund                    17,025            5,702            22,727
  1,297,970        191,278      1,489,248      Mid Cap Growth Fund                      7,502            1,106             8,608
    578,368         88,367        666,735      Mid Cap Value Fund                       7,964            1,217             9,181
    206,229         38,590        244,819      Small Cap Growth Fund                    2,372              444             2,816
    204,110         35,686        239,796      Small Cap Value Fund                     2,751              481             3,232
                                                                                  -----------------------------------------------
                                                                                       77,477           44,656           122,133
                                                                                  -----------------------------------------------

                                            FIXED INCOME FUNDS - 6.5%
                                            First American Investment Funds, Inc.
    574,073              -        574,073      Fixed Income Fund                        6,527                -             6,527
    100,466              -        100,466      High Yield Bond Fund                       935                -               935
    122,066              -        122,066      Strategic Income Fund                    1,023                -             1,023
                                                                                  -----------------------------------------------
    796,605              -        796,605                                               8,485                -             8,485
                                                                                  -----------------------------------------------

                                            MONEY MARKET FUND - 0.3%
                                            First American Funds, Inc.
          -        490,998        490,998      Prime Obligations Fund                       -              491               491
                                                                                  -----------------------------------------------
                                                                                            -              491               491
                                                                                  -----------------------------------------------

                                            TOTAL INVESTMENTS - 100.4%
                                               (Cost $119,001, $56,511 and
                                                $175,512, respectively)              $ 85,962         $ 45,147         $ 131,109
                                                                                  ===============================================


         (1) The First American Strategy Aggressive Allocation Fund will be the accounting survivor.

            See Accompanying Notes to Pro Forma Financial Statements

FIRST AMERICAN STRATEGY FUNDS, INC.
NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)


1.   BASIS OF COMBINATION

     The unaudited pro forma statements of assets and liabilities, statements of operations, and schedules of investments in securities reflect the accounts of two investment portfolios offered by First American Strategy Funds, Inc. (the "Funds") as if the proposed reorganization occurred as of and for the year ended September 30, 2001. These statements have been derived from books and records utilized in calculating daily net asset values at September 30, 2001. Below are the Funds included in the proposed reorganization. The Fund listed in the Surviving Fund column indicates which Fund will be the accounting survivor of the reorganization.

     ----------------------------- ------------------------------- -------------------------------
             ACQUIRED FUND                ACQUIRING FUND                  SURVIVING FUND
     ----------------------------- ------------------------------- -------------------------------
     Global Growth Allocation      Aggressive Allocation Fund      Aggressive Allocation Fund
     ----------------------------- ------------------------------- -------------------------------

     The Plan of Reorganization, which will be accounted for as a tax-free reorganization, provides that at the time the reorganization becomes effective (the "Effective Time of the Reorganization"), substantially all of the assets and liabilities of the acquired fund will be transferred such that at and after the Effective Time of Reorganization, substantially all of the assets and liabilities of the acquired fund will become assets and liabilities of the acquiring fund. In exchange for the transfer of assets and liabilities, the acquiring fund will issue to the acquired fund full and fractional shares of the designated classes of the acquiring fund, and the acquired fund will make a liquidating distribution of such shares to its shareholders. The number of shares of the acquiring fund so issued will be in equal value to the full and fractional shares of the acquired fund that are outstanding immediately prior to the Effective Time of Reorganization. At and after the Effective Time of Reorganization, all debts, liabilities and obligations of the acquired fund will attach to the acquiring fund and may thereafter be enforced against the acquiring fund to the same extent as if they had been incurred by them. The pro forma statements reflect the combined results of operations of the acquired and acquiring fund. However, should such reorganization be approved, the historical cost of investment securities will be carried forward to the surviving fund and results of operations for the pre-combination periods will not be restated.

     The pro forma statements of assets and liabilities, statements of operations, and schedules of investments in securities should be read in conjunction with the historical financial statements of the First American Strategy Funds, Inc. incorporated by reference in the Statement of Additional Information.

     The Funds are each separate series of the First American Strategy Funds, Inc., which are registered as open-end management investment companies under the Investment Company Act of 1940.

2.   SERVICE PROVIDERS

     U.S. Bancorp Asset Management, Inc. (the "Advisor"), a subsidiary of U.S. Bank National Association ("U.S. Bank"), will serve as the Fund's investment advisor. U.S. Bancorp Asset Management, Inc. and U.S. Bancorp Fund Services, LLC (the "Co-administrators") will serve as the co-administrators to the Fund. U.S. Bancorp Fund Services, LLC will serve as the transfer agent to the Fund. U.S. Bank will serve as the custodian to the Fund.

3.   SHARE CLASSES AND FEES

     The Funds have multiple classes of shares which have identical rights and privileges except with respect to fees paid under shareholder servicing and/or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. Class A shares are subject to a front-end sales charge. Class B shares are subject to a CDSC. Class C shares are subject to a front-end sales charge and a CDSC. Class S shares are offered only through banks and other financial institutions that have entered into sales agreements with the funds' distributor. Class Y shares are offered only to qualifying institutional investors and are not subject to a front-end sales charge or CDSC. More information on the classes of shares offered can be found in the Combined Proxy Statement/Prospectus.

     Under the terms of the investment advisory agreement, the advisor is entitled to receive fees computed at an annual rate of 0.25% of the average daily net assets of the Funds. Such fees are accrued daily and paid monthly.

     Under the terms of the administration agreement, the co-administrators are entitled to receive for each Fund an administration fee computed at an annual rate of up to 0.25% of the average daily net assets, plus out of pocket expenses. Such fees are accrued daily and paid monthly.

4.   PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

     The pro forma adjustments and pro forma combined columns of the statements of operations reflect the adjustments necessary to show expenses and waivers at the rates which would have been in effect as if the reorganization occurred on October 1, 2000.

     The pro forma statements of assets and liabilities and schedules of investments give effect to the proposed combination as if the reorganization had occurred at September 30, 2001.

5.   PORTFOLIO VALUATION, SECURITIES TRANSACTIONS AND RELATED INCOME

     Securities are valued at market value. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined by comparing the net sale proceeds to an identified cost basis. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date or as soon as information is available to the Funds.

6.   CAPITAL SHARES

     The pro forma net asset values per share assume the issuance of shares of the Surviving Fund, which would have occurred at September 30, 2001, in connection with the proposed reorganization.

7.   MERGER COSTS

     All costs associated with the Reorganization will be paid by U.S. Bancorp Asset Management, Inc.

PROXY CARD                                                            PROXY CARD

                       FIRST AMERICAN STRATEGY FUNDS, INC.
                     Strategy Global Growth Allocation Fund

                  SPECIAL MEETING OF SHAREHOLDERS MAY 14, 2002

         THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS. The undersigned revoke(s) all previous proxies and appoint(s) Thomas S. Schreier, Robert H. Nelson and Jeffery M. Wilson or either one of them, attorneys, with full power of substitution, to vote all shares of Strategy Global Growth Allocation Fund, a series of First American Strategy Funds, Inc. ("FASF"), which the undersigned is entitled to vote at the Special Meeting of Shareholders of Strategy Global Growth Allocation Fund to be held at the offices of FASF at 800 Nicollet Mall, 5th Floor, Minneapolis, Minnesota 55402, on Tuesday, May 14, 2002 at 10:00 a.m. Central time, and at any adjournments or postponements thereof.

         I (we) acknowledge receipt of the Notice of Special Meeting of Shareholders, the Prospectus/Proxy Statement and the various accompanying materials, as referenced in the Prospectus/Proxy Statement relating to the proposed reorganization of Strategy Global Growth Allocation Fund with and into Strategy Aggressive Allocation Fund, a separate series of FASF.


To vote by Internet
1)     Read the Proxy Statement and have the proxy card below at hand.
2)     Go to Website www.proxyvote.com.
3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

To vote by Telephone
1)     Read the Proxy Statement and have the proxy card below at hand.
2)     Call 1-800-690-6903.
3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

To vote by Mail
1)     Read the Proxy Statement.
2)     Check the appropriate boxes on the proxy card below.
3)     Sign and date the proxy card.
4)     Return the proxy card in the envelope provided.


            PLEASE VOTE BELOW, SIGN AND DATE THIS PROXY AND RETURN IT
                 PROMPTLY IN THE POSTAGE-PAID ENVELOPE PROVIDED.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSAL.
As to any other matter, said attorneys will vote in accordance with their best judgment. THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR THE PROPOSAL.

VOTE ON PROPOSAL
----------------------------------------------- --------------------------------
1.       To approve an Agreement and Plan of      FOR      AGAINST     ABSTAIN
         Reorganization, attached to the
         Prospectus/Proxy Statement for the       [__]       [__]        [__]
         Special Meeting, which provides for
         and contemplates (a) the acquisition
         of all of the assets of Strategy
         Global Growth Allocation Fund by
         Strategy Aggressive Allocation Fund
         and the assumption of all identified
         and stated liabilities of Strategy
         Global Growth Allocation Fund by
         Strategy Aggressive Allocation Fund
         in exchange for shares of Strategy
         Aggressive Allocation Fund and (b)
         the subsequent liquidation of
         Strategy Global Growth Allocation
         Fund and the pro rata distribution
         of Strategy Aggressive Allocation
         Fund shares to Strategy Global
         Growth Allocation Fund shareholders.
----------------------------------------------- --------------------------------
2.       To transact such other business as
         may properly come before the Special
         Meeting or any adjournment or
         postponements thereof.
----------------------------------------------- --------------------------------

PLEASE VOTE, SIGN AND DATE THIS PROXY AND RETURN PROMPTLY IN THE POSTAGE-PAID ENVELOPE PROVIDED.

NOTE: Please sign your name exactly as it appears in the registration on the proxy card. If signing for an estate, trust or corporation, please state your title or capacity. If joint owners, EITHER may sign.


Please refer to the Prospectus/Proxy Statement for a discussion of this matter. Check here if you plan to attend the Special Meeting. __________


                      ------------------------------------
           Signature and Title, if applicable (please sign within box)


                      ------------------------------------
                                      Date



                      ------------------------------------
                            Signature (Joint Owners)


                      ------------------------------------
                                      Date

                             THREE EASY WAYS TO VOTE

               THE ACCOMPANYING PROXY STATEMENT DISCUSSES MATTERS
                       REGARDING THE FIRST AMERICAN FUNDS.

It is important that you vote on these issues. After you have reviewed the proxy information, please vote your shares by utilizing one of the methods described below.

         BY PHONE:

                  Simply dial the toll free number located on your voting instruction form. You will need your 12 digit control number located on the voting instruction form at the time of the call.

         BY INTERNET:

                  Visit http://www.proxyvote.com. Once there, enter the 12 digit control number located on your voting instruction form.

         BY MAIL:

                  Simply enclose your voting instruction form in the postage-paid envelope found within your proxy package.


                             YOUR VOTE IS IMPORTANT!
                               PLEASE VOTE TODAY.


BEN 3/2002

                             THREE EASY WAYS TO VOTE

               THE ACCOMPANYING PROXY STATEMENT DISCUSSES MATTERS
                       REGARDING THE FIRST AMERICAN FUNDS.

It is important that you vote on these issues. After you have reviewed the proxy information, please vote your shares by utilizing one of the methods described below.

         BY PHONE:

                  Call toll free 800-690-6903. You will need your 12 digit control number located on your proxy card at the time of the call.

         BY INTERNET:

                  Visit http://www.proxyvote.com. Once there, enter the 12 digit control number located on your proxy card.

         BY MAIL:

                  Simply enclose your proxy card(s) in the postage-paid envelope found within your proxy package.


                             YOUR VOTE IS IMPORTANT!
                               PLEASE VOTE TODAY.


REG 3/2002